FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387
                                   ---------

                        FRANKLIN MUTUAL SERIES FUND INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2702
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (973) 912-2100
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/06
                         ---------

ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Mutual Series Fund Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Mutual Shares Fund .......................................................    3

Mutual Qualified Fund ....................................................   13

Mutual Beacon Fund .......................................................   23

Mutual Discovery Fund ....................................................   32

Mutual European Fund .....................................................   43

Mutual Financial Services Fund ...........................................   49

Notes to Statements of Investments .......................................   54

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1
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

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
        MUTUAL SHARES FUND                                               COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 92.9%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 89.5%
        AEROSPACE & DEFENSE 0.1%
      a GenCorp Inc. ..............................................   United States       1,148,300      $     14,744,172
                                                                                                         -----------------
        AIRLINES 0.4%
      a ACE Aviation Holdings Inc., A .............................       Canada          2,345,198            72,544,232
    a,b ACE Aviation Holdings Inc., A, 144A .......................       Canada            121,088             3,745,626
                                                                                                         -----------------
                                                                                                               76,289,858
                                                                                                         -----------------
        AUTOMOBILES 0.5%
      q General Motors Corp. ......................................   United States       1,580,940            52,582,064
a,c,d,e International Automotive Components Group Brazil LLC ......       Brazil          6,069,096             6,069,096
  a,c,d International Automotive Components Group Japan LLC .......       Japan             914,630             7,744,211
a,c,d,e International Automotive Components Group LLC .............     Luxembourg       24,597,076            24,597,076
                                                                                                         -----------------
                                                                                                               90,992,447
                                                                                                         -----------------
        BEVERAGES 2.3%
        Brown-Forman Corp., A .....................................   United States         125,460             9,706,840
        Brown-Forman Corp., B .....................................   United States         606,036            46,452,659
        Coca-Cola Enterprises Inc. ................................   United States       7,032,260           146,481,976
        Pernod Ricard SA ..........................................       France          1,132,991           235,788,581
                                                                                                         -----------------
                                                                                                              438,430,056
                                                                                                         -----------------
        CAPITAL MARKETS 0.5%
        Bear Stearns Cos. Inc. ....................................   United States         656,304            91,948,190
                                                                                                         -----------------
        CHEMICALS 1.2%
      a Arkema ....................................................       France          2,096,703            98,942,827
    a,f Dow Corning Corp., Contingent Distribution ................   United States     621,830,537             9,856,068
        Koninklijke DSM NV ........................................    Netherlands        1,088,980            47,770,325
        Linde AG ..................................................      Germany            809,060            76,317,587
                                                                                                         -----------------
                                                                                                              232,886,807
                                                                                                         -----------------
        COMMERCIAL BANKS 9.3%
        AmSouth Bancorp ...........................................   United States       1,178,100            34,212,024
        Banca Intesa SpA ..........................................       Italy          26,466,053           174,198,440
        BNP Paribas SA ............................................       France          1,182,997           127,298,480
  a,b,d Centennial Bank Holdings Inc., 144A .......................   United States       3,845,467            37,224,121
        Chinatrust Financial Holding Co. Ltd. .....................       Taiwan        138,257,280           103,139,681
        Danske Bank AS ............................................      Denmark          3,475,500           136,699,217
a,c,d,e Elephant Capital Holdings Ltd. ............................       Japan              25,721            62,308,454
      a Investors Bancorp Inc. ....................................   United States           1,796                27,102
        Mitsubishi UFJ Financial Group Inc. .......................       Japan              13,221           170,152,999
  a,c,e NCB Warrant Holdings Ltd., A ..............................       Japan             124,040            20,032,460
        North Fork Bancorp Inc. ...................................   United States       1,757,200            50,326,208
        Societe Generale, A .......................................       France          1,055,272           167,956,133
        Sumitomo Mitsui Financial Group Inc. ......................       Japan              15,915           167,093,688
        Svenska Handelsbanken AB, A ...............................       Sweden          6,785,440           183,341,469
        Swedbank AB ...............................................       Sweden          5,480,924           162,678,644


                                         Quarterly Statements of Investments | 3

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
          MUTUAL SHARES FUND                                             COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          COMMERCIAL BANKS (CONTINUED)
          U.S. Bancorp ............................................   United States       2,870,600      $     95,361,332
          Wachovia Corp. ..........................................   United States       1,586,540            88,528,932
                                                                                                         -----------------
                                                                                                            1,780,579,384
                                                                                                         -----------------
          COMMERCIAL SERVICES & SUPPLIES 0.3%
        a Comdisco Holding Co. Inc. ...............................   United States           1,098                20,203
      a,f Comdisco Holding Co. Inc., Contingent Distribution ......   United States      95,431,240                    --
          Republic Services Inc. ..................................   United States       1,546,255            62,174,914
                                                                                                         -----------------
                                                                                                               62,195,117
                                                                                                         -----------------
          COMMUNICATIONS EQUIPMENT 0.2%
        a Lucent Technologies Inc. ................................   United States      16,785,700            39,278,538
                                                                                                         -----------------
          COMPUTERS & PERIPHERALS 2.4%
  a,c,d,e DecisionOne Corp. .......................................   United States       1,879,100             1,339,798
        a Dell Inc. ...............................................   United States       6,557,230           149,767,133
          International Business Machines Corp. ...................   United States       1,966,640           161,146,482
      a,q Lexmark International Inc., A ...........................   United States       2,585,754           149,094,576
                                                                                                         -----------------
                                                                                                              461,347,989
                                                                                                         -----------------
          CONSUMER FINANCE 1.0%
          Capital One Financial Corp. .............................   United States         956,100            75,206,826
          Takefuji Corp. ..........................................       Japan           2,502,511           114,843,653
                                                                                                         -----------------
                                                                                                              190,050,479
                                                                                                         -----------------
          CONTAINERS & PACKAGING 0.8%
          Temple-Inland Inc. ......................................   United States       3,700,000           148,370,000
                                                                                                         -----------------
          DIVERSIFIED CONSUMER SERVICES 0.5%
          H&R Block Inc. ..........................................   United States       4,087,770            88,868,120
                                                                                                         -----------------
          DIVERSIFIED FINANCIAL SERVICES 2.7%
          Citigroup Inc. ..........................................   United States       3,464,830           172,098,106
          Fortis ..................................................      Belgium          7,723,377           313,433,159
          Leucadia National Corp. .................................   United States       1,475,886            38,623,937
      a,f Marconi Corp., Contingent Distribution ..................   United Kingdom     77,739,439                    --
                                                                                                         -----------------
                                                                                                              524,155,202
                                                                                                         -----------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 6.4%
a,c,d,e,g AboveNet Inc. ...........................................   United States         763,805            23,402,985
a,d,e,f,g AboveNet Inc., Contingent Distribution ..................   United States     106,869,000                    --
  a,c,d,g AboveNet Inc., options to purchase (shares),
           exercise price $20.95, expiration date, 9/09/13 ........   United States           1,065                23,696
a,c,d,e,g AboveNet Inc., wts., 9/08/08 ............................   United States          25,659               595,289
a,c,d,e,g AboveNet Inc., wts., 9/08/10 ............................   United States          30,186               603,720
          Belgacom ................................................      Belgium          1,433,845            55,897,682
          BellSouth Corp. .........................................   United States       6,938,790           296,633,272
          Chunghwa Telecom Co. Ltd., ADR ..........................       Taiwan          3,914,623            67,762,129


4 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
          MUTUAL SHARES FUND                                             COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
          Embarq Corp. ............................................   United States       1,513,102      $     73,188,744
    a,e,f Global Crossing Holdings Ltd., Contingent Distribution ..   United States     105,649,309                    --
          Koninklijke (Royal) KPN NV ..............................    Netherlands        3,202,416            40,856,716
          NTL Inc. ................................................   United Kingdom      6,742,455           171,460,631
          Sprint Nextel Corp. .....................................   United States       8,504,832           145,857,869
          Verizon Communications Inc. .............................   United States       9,465,628           351,458,768
                                                                                                         -----------------
                                                                                                            1,227,741,501
                                                                                                         -----------------
          ELECTRIC UTILITIES 1.3%
          Constellation Energy Group ..............................   United States       3,276,000           193,939,200
          E.ON AG .................................................      Germany            488,846            58,095,933
                                                                                                         ----------------
                                                                                                              252,035,133
                                                                                                         -----------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0% h
          Symbol Technologies Inc. ................................   United States         413,400             6,143,124
                                                                                                         -----------------
          ENERGY EQUIPMENT & SERVICES 0.4%
        a Seadrill Ltd. ...........................................      Bermuda          5,877,230            77,084,922
                                                                                                         -----------------
          FOOD & STAPLES RETAILING 1.4%
          Carrefour SA ............................................       France          2,196,318           138,795,004
          Kroger Co. ..............................................   United States       5,559,670           128,650,764
                                                                                                         -----------------
                                                                                                              267,445,768
                                                                                                         -----------------
          FOOD PRODUCTS 4.4%
          Cadbury Schweppes PLC ...................................   United Kingdom     14,828,526           157,847,840
          General Mills Inc. ......................................   United States       1,037,600            58,728,160
          Groupe Danone ...........................................       France            671,351            94,250,788
          Nestle SA ...............................................    Switzerland          653,170           227,789,250
        g Orkla ASA ...............................................       Norway          6,435,750           306,184,890
                                                                                                         -----------------
                                                                                                              844,800,928
                                                                                                         -----------------
          HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
        q Bausch & Lomb Inc. ......................................   United States       1,765,770            88,518,050
        a Boston Scientific Corp. .................................   United States       7,102,981           105,053,089
        a Hillenbrand Industries Inc. .............................   United States       1,960,500           111,709,290
                                                                                                         -----------------
                                                                                                              305,280,429
                                                                                                         -----------------
          HEALTH CARE PROVIDERS & SERVICES 1.2%
          Aetna Inc. ..............................................   United States       3,281,440           129,780,952
a,c,d,e,g Kindred Healthcare Inc. .................................   United States       2,860,528            80,791,323
a,c,d,e,g Kindred Healthcare Inc., options to purchase (shares):
            Exercise price $23.75, expiration date, 7/17/11 .......   United States           7,640                34,330
            Exercise price $26.00, expiration date, 1/01/12 .......   United States           2,292                 5,142
            Exercise price $9.07, expiration date, 1/01/13 ........   United States           1,714                32,855
            Exercise price $25.99, expiration date, 1/01/14 .......   United States           1,136                 2,560
            Exercise price $27.90, expiration date, 1/10/15 .......   United States             473                16,247


                                         Quarterly Statements of Investments | 5

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
      MUTUAL SHARES FUND                                                 COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
      MDS Inc. ....................................................       Canada          1,030,100      $     17,656,223
                                                                                                         -----------------
                                                                                                              228,319,632
                                                                                                         -----------------
      HOTELS, RESTAURANTS & LEISURE 0.4%
a,d,e FHC Delaware Inc. ...........................................   United States         784,457             2,804,591
    a Trump Entertainment Resorts Inc. ............................   United States       1,823,378            30,924,491
    a Wyndham Worldwide Corp. .....................................   United States       1,845,958            51,631,445
                                                                                                         -----------------
                                                                                                               85,360,527
                                                                                                         -----------------
      HOUSEHOLD DURABLES 0.3%
      Koninklijke Philips Electronics NV ..........................    Netherlands        1,751,624            61,466,399
                                                                                                         -----------------
      INDUSTRIAL CONGLOMERATES 2.8%
      Keppel Corp. Ltd. ...........................................     Singapore         8,139,467            75,859,012
      Siemens AG ..................................................      Germany          1,520,719           132,705,297
      Tyco International Ltd. .....................................   United States      11,555,660           323,442,923
                                                                                                         -----------------
                                                                                                              532,007,232
                                                                                                         -----------------
      INSURANCE 9.5%
    a Alleghany Corp. .............................................   United States         348,651           100,763,626
      American International Group Inc. ...........................   United States       2,237,380           148,248,799
    a Berkshire Hathaway Inc., A ..................................   United States           1,590           152,322,000
    a Berkshire Hathaway Inc., B ..................................   United States         149,920           475,846,080
      Hartford Financial Services Group Inc. ......................   United States       1,221,700           105,982,475
      Montpelier Re Holdings Ltd. .................................      Bermuda            863,889            16,750,808
      Nationwide Financial Services Inc., A .......................   United States       1,794,150            86,298,615
      Old Republic International Corp. ............................   United States       6,101,302           135,143,839
a,c,e Olympus Re Holdings Ltd. ....................................      Bermuda            202,380               202,380
      Prudential Financial Inc. ...................................   United States         948,700            72,338,375
      The St. Paul Travelers Cos. Inc. ............................   United States       3,421,316           160,425,507
    d White Mountains Insurance Group Ltd. ........................   United States         740,448           367,973,038
                                                                                                         -----------------
                                                                                                            1,822,295,542
                                                                                                         -----------------
      LEISURE EQUIPMENT & PRODUCTS 0.6%
      Mattel Inc. .................................................   United States       5,907,650           116,380,705
                                                                                                         -----------------
      MACHINERY 0.3%
    d Federal Signal Corp. ........................................   United States       3,360,800            51,252,200
                                                                                                         -----------------
      MARINE 0.5%
      A P Moller - Maersk A/S .....................................      Denmark             10,382            88,997,653
                                                                                                         -----------------
      MEDIA 7.5%
    a Cablevision Systems Corp., A ................................   United States       4,362,500            99,072,375
      CBS Corp., B ................................................   United States         922,200            25,978,374
      Clear Channel Communications Inc. ...........................   United States       4,933,880           142,342,438
    a Comcast Corp., A ............................................   United States       4,724,327           173,902,477
    a EchoStar Communications Corp., A ............................   United States         386,600            12,657,284
    a Liberty Media Holding Corp.-Capital, A ......................   United States       1,271,417           106,252,319


6 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
          MUTUAL SHARES FUND                                             COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MEDIA (CONTINUED)
          Mediaset SpA ............................................       Italy           1,001,294      $     10,787,299
          News Corp., A ...........................................   United States      15,150,522           297,707,757
          Sun-Time Media Group Inc., A ............................   United States       1,929,706            12,697,465
          Time Warner Inc. ........................................   United States      13,379,318           243,904,967
    a,d,e TVMAX Holdings Inc. .....................................   United States         257,217               257,217
        a Viacom Inc., B ..........................................   United States       4,241,871           157,712,764
          Washington Post Co., B ..................................   United States         215,138           158,556,706
                                                                                                         -----------------
                                                                                                            1,441,829,442
                                                                                                         -----------------
          METALS & MINING 2.3%
          Acerinox SA .............................................       Spain             319,299             6,159,061
          Anglo American PLC ......................................    South Africa       3,077,756           128,686,533
a,c,d,e,g Esmark Inc. .............................................   United States          16,598            15,432,156
        a Glamis Gold Ltd. ........................................       Canada          2,287,283            90,187,569
          Mittal Steel Co. NV .....................................    Netherlands        3,408,967           118,975,888
          United States Steel Corp. ...............................   United States       1,304,378            75,236,523
                                                                                                         -----------------
                                                                                                              434,677,730
                                                                                                         -----------------
          MULTI-UTILITIES & UNREGULATED POWER 1.0%
          NorthWestern Corp. ......................................   United States         716,460            25,061,771
      a,f NorthWestern Corp., Contingent Distribution .............   United States      21,699,220             2,121,755
        a Northwestern Corp., wts., 11/01/07 ......................   United States          39,226               407,950
          RWE AG ..................................................      Germany          1,046,347            96,670,289
          Suez SA .................................................       France          1,408,571            61,950,606
                                                                                                         -----------------
                                                                                                              186,212,371
                                                                                                         -----------------
          OIL, GAS & CONSUMABLE FUELS 2.3%
  a,c,d,e Anchor Resources LLC ....................................   United States         123,013                    --
      a,e Apco Oil Corp. ..........................................   United States           9,200                    --
          BP PLC ..................................................   United Kingdom      5,707,068            62,193,676
          BP PLC, ADR .............................................   United Kingdom         46,400             3,042,912
          Massey Energy Co. .......................................   United States       3,588,570            75,144,656
      a,d OPTI Canada Inc. ........................................       Canada          8,155,802           130,668,029
          Pogo Producing Co. ......................................   United States       1,905,050            78,011,798
          Total SA, B .............................................       France          1,523,752           100,002,848
                                                                                                         -----------------
                                                                                                              449,063,919
                                                                                                         -----------------
          PAPER & FOREST PRODUCTS 3.7%
          International Paper Co. .................................   United States       8,724,436           302,127,218
          Weyerhaeuser Co. ........................................   United States       6,765,707           416,293,952
                                                                                                         -----------------
                                                                                                              718,421,170
                                                                                                         -----------------
          PHARMACEUTICALS 2.3%
          Pfizer Inc. .............................................   United States      10,691,800           303,219,448
          Sanofi-Aventis ..........................................       France            689,026            61,342,356
          Valeant Pharmaceuticals International ...................   United States       3,520,835            69,642,116
                                                                                                         -----------------
                                                                                                              434,203,920
                                                                                                         -----------------


                                         Quarterly Statements of Investments | 7

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
      MUTUAL SHARES FUND                                                 COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      REAL ESTATE 2.4%
  a,d Alexander's Inc. ............................................   United States         326,675      $    101,350,919
    e Canary Wharf Group PLC ......................................   United Kingdom     14,262,931            81,001,187
      Link REIT ...................................................     Hong Kong        17,828,204            37,118,016
      Potlatch Corp. ..............................................   United States         324,599            12,042,623
    a Realogy Corp. ...............................................   United States       2,307,447            52,332,898
      Reckson Associates Realty Corp. .............................   United States       1,861,200            79,659,360
a,c,e Security Capital European Realty ............................     Luxembourg           28,412               176,438
      Swire Pacific Ltd., B .......................................     Hong Kong         3,498,807             6,547,927
    i The St. Joe Co. .............................................   United States       1,052,935            57,774,543
      Ventas Inc. .................................................   United States       1,072,765            41,344,363
                                                                                                         -----------------
                                                                                                              469,348,274
                                                                                                         -----------------
      ROAD & RAIL 1.3%
      Avis Budget Group Inc. ......................................   United States         922,979            16,881,286
c,d,e Florida East Coast Industries Inc. ..........................   United States       4,423,071           239,845,448
                                                                                                         -----------------
                                                                                                              256,726,734
                                                                                                         -----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
    a ATI Technologies Inc. .......................................       Canada          5,241,110           112,421,810
                                                                                                         -----------------
      SOFTWARE 1.4%
    a Mercury Interactive Corp. ...................................   United States       1,249,200            64,371,276
      Microsoft Corp. .............................................   United States       7,330,629           200,346,091
                                                                                                         -----------------
                                                                                                              264,717,367
                                                                                                         -----------------
      SPECIALTY RETAIL 0.1%
      Michaels Stores Inc. ........................................   United States         472,600            20,577,004
                                                                                                         -----------------
      THRIFTS & MORTGAGE FINANCE 3.1%
      Countrywide Financial Corp. .................................   United States       2,690,901            94,289,171
      Golden West Financial Corp. .................................   United States       1,558,180           120,369,405
      Hudson City Bancorp Inc. ....................................   United States       4,121,569            54,610,789
      Sovereign Bancorp Inc. ......................................   United States       6,120,334           131,648,385
      Washington Mutual Inc. ......................................   United States       4,326,009           188,051,611
                                                                                                         -----------------
                                                                                                              588,969,361
                                                                                                         -----------------
      TOBACCO 8.2%
      Altadis SA ..................................................       Spain           6,753,888           320,684,096
      Altria Group Inc. ...........................................   United States       3,784,297           289,687,935
      British American Tobacco PLC ................................   United Kingdom     12,181,486           329,365,159
      British American Tobacco PLC, ADR ...........................   United Kingdom         70,550             3,859,790
      Imperial Tobacco Group PLC ..................................   United Kingdom      6,933,289           231,083,799
      KT&G Corp. ..................................................    South Korea        1,972,180           119,841,849
      Reynolds American Inc. ......................................   United States       4,621,380           286,386,919
                                                                                                         -----------------
                                                                                                            1,580,909,547
                                                                                                         -----------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $13,392,841,863) ......................................                                       17,164,826,703
                                                                                                         -----------------


8 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
        MUTUAL SHARES FUND                                               COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        PREFERRED STOCKS 0.4%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
      c PTV Inc., 10.00%, pfd., A .................................   United Kingdom        199,566      $        588,720
                                                                                                         -----------------
        METALS & MINING 0.4%
c,d,e,g Esmark Inc., 8.00%, cvt. pfd., A ..........................   United States          60,419            65,972,714
                                                                                                         -----------------
        TOTAL PREFERRED STOCKS (COST $61,017,698) .................                                            66,561,434
                                                                                                         -----------------

                                                                                    --------------------
                                                                                     PRINCIPAL AMOUNT o
                                                                                    --------------------
        CORPORATE BONDS & NOTES 0.5%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ....       Canada          5,190,000 CAD         4,550,570
  c,d,e DecisionOne Corp., 12.00%, 4/15/10 ........................   United States       2,143,840             2,143,840
    e,j Motor Coach Industries International Inc.,
         FRN, 18.40%, 12/01/08 ....................................   United States      60,655,039            62,171,415
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..........   United States      36,590,212            35,172,341
    d,e TVMAX Holdings Inc., PIK
           11.50%, 11/30/06 .......................................   United States         466,463               466,463
         k 14.00%, 11/30/06 .......................................   United States       1,337,785             1,337,785
                                                                                                         -----------------
        TOTAL CORPORATE BONDS & NOTES (COST $108,221,000) .........                                           105,842,414
                                                                                                         -----------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 2.3%
      l Adelphia Communications Corp.,
           9.25%, 10/01/02 ........................................   United States      11,465,000             7,108,300
           8.125%, 7/15/03 ........................................   United States       1,442,000               897,645
           7.50%, 1/15/04 .........................................   United States       3,750,000             2,306,250
           10.50%, 7/15/04 ........................................   United States       6,320,000             3,997,400
           9.875%, 3/01/05 ........................................   United States       2,564,000             1,570,450
           10.25%, 11/01/06 .......................................   United States      11,760,000             7,261,800
           9.875%, 3/01/07 ........................................   United States       1,090,000               678,525
           8.375%, 2/01/08 ........................................   United States       9,037,000             5,625,533
           7.75%, 1/15/09 .........................................   United States      19,364,000            12,054,090
           7.875%, 5/01/09 ........................................   United States       7,952,000             4,870,600
           9.375%, 11/15/09 .......................................   United States       9,522,000             6,117,885
           senior note, 10.875%, 10/01/10 .........................   United States       8,130,000             5,060,925
           senior note, 10.25%, 6/15/11 ...........................   United States       9,783,000             6,383,407
      l Armstrong World Industries Inc.,
           6.35%, 8/15/03 .........................................   United States      19,929,000            12,953,850
           6.50%, 8/15/05 .........................................   United States       1,835,000             1,192,750
           9.75%, 4/15/08 .........................................   United States       5,498,000             3,491,230
           7.45%, 5/15/29 .........................................   United States       3,239,000             2,105,350
           Revolver, 10/29/03 .....................................   United States       4,049,775             2,429,865
           Trade Claim ............................................   United States      10,859,300             6,692,044
      l Century Communications Corp.,
           8.875%, 1/15/07 ........................................   United States         559,000               623,285
           8.75%, 10/01/07 ........................................   United States       5,509,000             6,087,445
           8.375%, 12/15/07 .......................................   United States         875,000               958,125
           senior note, 9.50%, 3/01/05 ............................   United States       1,578,000             1,775,250
           Series B, zero cpn., senior disc. note, 1/15/08 ........   United States       8,769,000             5,831,385
           zero cpn., 3/15/03 .....................................   United States      15,848,000            15,768,760


                                         Quarterly Statements of Investments | 9

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
    MUTUAL SHARES FUND                                                  COUNTRY      PRINCIPAL AMOUNT o        VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
j,l Collins & Aikman Products Co.,
         Revolver, FRN, 11.50%, 8/31/09 ...........................   United States       1,145,756      $        486,946
       l Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ...............   United States       2,711,000             1,152,175
  l Dana Corp.,
         5.85%, 1/15/15 ...........................................   United States      29,532,000            19,491,120
         7.00%, 3/01/29 ...........................................   United States       6,376,000             4,287,860
b,l Dana Credit Corp., 144A, 8.375%, 8/15/07 ......................   United States         577,000               553,920
  l Eurotunnel PLC,
         Participating Loan Note, 1.00%, 4/30/40 ..................   United Kingdom      1,482,000 GBP           263,622
       j S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ..   United Kingdom        547,000 GBP           266,300
     b,j Senior Tranche G2 Term Loan A, 144A,
          FRN, 5.747%, 12/15/12 ...................................   United Kingdom      1,627,232 GBP         3,024,058
       j Tier 2, FRN, 5.959%, 12/31/18 ............................   United Kingdom     13,617,682 GBP        24,860,965
       j Tier 3, FRN, 5.895%, 12/31/25 ............................   United Kingdom     53,591,168 GBP        74,256,613
  l Eurotunnel SA,
       j S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ...       France             82,000 EUR            27,038
       j S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ...       France            471,000 EUR           155,304
         Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
          12/15/12 ................................................       France          1,427,326 EUR         1,796,559
       j Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 ....................       France          3,151,383 EUR         3,896,669
       j Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 ....................       France          1,393,972 EUR         1,723,639
       j Tier 3 (LIBOR), FRN, 4.30%, 12/31/25 .....................       France         77,744,116 EUR        72,960,362
       j Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ....................       France         13,502,354 EUR        12,671,526
  l Owens Corning, Revolver
         6/26/02 ..................................................   United States      51,553,753            82,743,774
       k 6/26/02 ..................................................   United States       3,845,000             6,180,837
  l Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .......   United States          85,000                    85
                                                                                                         -----------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
     (COST $373,412,878) ..........................................                                           434,641,521
                                                                                                         -----------------
    COMPANIES IN LIQUIDATION 0.0% h
  e Peregrine Investments Holdings Ltd.,
         6.70%, 1/15/98 ...........................................     Hong Kong        95,000,000 JPY             6,033
         6.70%, 6/30/00 ...........................................     Hong Kong       250,000,000 JPY            15,875
         zero cpn., 1/22/98 .......................................     Hong Kong           500,000                 3,750
  e PIV Investment Finance (Cayman) Ltd. ..........................     Hong Kong        22,710,000               340,650
  a United Cos. Financial Corp., Bank Claim .......................   United States         179,680                    --
                                                                                                         -----------------
    TOTAL COMPANIES IN LIQUIDATION (COST $0) ......................                                               366,308
                                                                                                         -----------------
    GOVERNMENT AGENCIES (COST $40,000,000) 0.2%
  n Federal Home Loan Bank, 5.48%, 2/28/08 ........................   United States      40,000,000            40,003,920
                                                                                                         -----------------
    TOTAL LONG TERM INVESTMENTS (COST $13,975,493,439) ............                                        17,812,242,300
                                                                                                         -----------------
    SHORT TERM INVESTMENTS 6.7%
    GOVERNMENT AGENCIES 3.7%
    Federal National Mortgage Association,2.20%, 12/18/06 .........   United States      20,000,000            19,870,200
m,n Federal Home Loan Bank, 0.00% - 5.36%, 10/02/06 - 3/16/07 .....   United States     700,000,000           693,213,310
                                                                                                         -----------------
    TOTAL GOVERNMENT AGENCIES (COST $713,487,159) .................                                           713,083,510
                                                                                                         -----------------


10 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
    MUTUAL SHARES FUND                                                  COUNTRY      PRINCIPAL AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
  p REPURCHASE AGREEMENT (COST $511,100,000) 2.7%
    Merrill Lynch & Co. Inc., 4.95%, 10/02/06 (Maturity Value
      $511,310,829) Collateralized by U.S. Government Agency
      Securities, 4.125%, 8/15/08 .................................   United States    $511,100,000      $    511,100,000
                                                                                                         -----------------
p,r INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
      SECURITY 0.3%
    REPURCHASE AGREEMENTS 0.3%
    Bank of America LLC, 5.40%, 10/02/06 (Maturity Value
      $12,682,705) Collateralized by U.S. Government Agency
      Securities, 5.00%, 6/01/35 - 2/01/36 ........................   United States      12,677,000            12,677,000
    Barclays Capital Inc., 5.40%, 10/02/06 (Maturity Value
      $11,899,352) Collateralized by U.S. Government Agency
      Securities, 3.144% - 9.00%, 1/01/27 - 8/01/46 ...............   United States      11,894,000            11,894,000
    Deutsche Bank Securities Inc., 5.40%, 10/02/06 (Maturity Value
      $11,249,060) Collateralized by U.S. Government Agency
      Securities, 4.00% - 7.00%, 4/01/18 - 9/01/36 ................   United States      11,244,000            11,244,000
    Citigroup Global Markets Inc., 5.40%, 10/02/06 (Maturity Value
      $4,617,077) Collateralized by U.S. Government Agency
      Securities, 3.242% - 8.00%, 10/01/10 - 10/01/36 .............   United States       4,615,000             4,615,000
    Morgan Stanley & Co. Inc., 5.40%, 10/02/06 (Maturity Value
      $4,765,143) Collateralized by mU.S. Government Agency
      Securities, 0.00% - 8.00%, 7/03/06 - 4/01/44 ................   United States       4,763,000             4,763,000
    J.P. Morgan Securities, 5.40%, 10/02/06 (Maturity Value
      $10,004,500) Collateralized by U.S. Government Agency
      Securities, 4.50% - 7.50%, 2/01/20 - 8/01/36 ................   United States      10,000,000            10,000,000
                                                                                                         -----------------
    TOTAL INVESTMENT FROM CASH COLLATERAL RECEIVED FOR
      LOANED SECURITIES (COST $55,193,000) ........................                                            55,193,000
                                                                                                         -----------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,279,780,159) ............                                         1,279,376,510
                                                                                                         -----------------
    TOTAL INVESTMENTS (COST $15,255,273,598) 99.6% ................                                        19,091,618,810
    OPTIONS WRITTEN (0.0)% h ......................................                                            (2,397,385)
    SECURITIES SOLD SHORT (3.7)% ..................................                                          (716,152,396)
    NET UNREALIZED LOSS ON FORWARD EXCHANGE
      CONTRACTS (0.0)% h ..........................................                                            (3,573,957)
    OTHER ASSETS, LESS LIABILITIES 4.1% ...........................                                           801,305,179
                                                                                                         -----------------
    NET ASSETS 100.0% .............................................                                      $ 19,170,800,251
                                                                                                         =================

                                                                                      ----------------
                                                                                          CONTRACTS
                                                                                      ----------------
    OPTIONS WRITTEN 0.0% h
    AUTOMOBILES 0.0% h
    General Motors Corp., Oct. 32.50 Calls, 10/21/06 ..............   United States           5,000      $        875,000
                                                                                                         -----------------
    COMPUTERS & PERIPHERALS 0.0% h
    Lexmark International Inc., Oct. 55.00 Calls, 10/21/06 ........   United States           4,339             1,431,870
                                                                                                         -----------------
    HEALTH CARE EQUIPMENT & SUPPLIES 0.0% h
    Bausch & Lomb Inc., Oct. 55.00 Calls, 10/21/06 ................   United States           1,579                39,475


                                        Quarterly Statements of Investments | 11

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND                                                       COUNTRY          CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
Bausch & Lomb Inc., Nov. 55.00 Calls, 11/18/06 ....................   United States             638      $         51,040
                                                                                                         -----------------
                                                                                                                   90,515
                                                                                                         -----------------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $2,618,455)...............                                      $      2,397,385
                                                                                                         =================

                                                                                      ----------------
                                                                                           SHARES
                                                                                      ----------------
SECURITIES SOLD SHORT 3.7%
COMMERCIAL BANKS 0.2%
Regions Financial Corp. ...........................................   United States         939,600      $     34,567,884
                                                                                                         -----------------
COMMUNICATIONS EQUIPMENT 0.2%
Alcatel SA, ADR ...................................................       France          3,276,568            39,908,598
                                                                                                         -----------------
DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
AT&T Inc. .........................................................   United States       9,196,091           299,424,723
                                                                                                         -----------------
ELECTRIC UTILITIES 1.1%
FPL Group Inc. ....................................................   United States       4,709,440           211,924,800
                                                                                                         -----------------
METALS & MINING 0.4%
Goldcorp Inc. .....................................................       Canada          3,380,848            79,788,013
                                                                                                         -----------------
REAL ESTATE 0.1%
SL Green Realty Corp. .............................................   United States         193,328            21,594,738
                                                                                                         -----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Advanced Micro Devices Inc. .......................................   United States       1,164,734            28,943,640
                                                                                                         -----------------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $650,718,406) .........................................                                      $    716,152,396
                                                                                                         =================

See Currency and Selected Portfolio Abbreviations on page 53.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $49,098,295, representing 0.26% of net assets.

c     See Note 4 regarding restricted securities.

d     See Note 5 regarding holdings of 5% voting securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006 the aggregate value of these securities was $692,009,277, representing 3.61% of net assets.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

g     See Note 7 regarding other considerations.

h     Rounds to less than 0.1% of net assets.

i     A portion or all of the security is on loan as of September 30, 2006.

j     The coupon rate shown represents the rate at period end.

k     See Note 6 regarding unfunded loan commitments.

l     Defaulted securities.

m A portion of the security is traded on a discount basis with no stated coupon rate.

n     Security segregated with broker for securities sold short.

o     The principal amount is stated in U.S. dollars unless otherwise indicated.

p At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

q A portion or all of the security is held in connection with open option contracts.

r     Investment from cash collateral received for loaned securities.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
        MUTUAL QUALIFIED FUND                                            COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 92.9%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 87.8%
        AIRLINES 0.7%
      a ACE Aviation Holdings Inc., A .............................       Canada          1,131,669      $     35,006,024
    a,b ACE Aviation Holdings Inc., A, 144A .......................       Canada             58,455             1,808,194
                                                                                                         -----------------
                                                                                                               36,814,218
                                                                                                         -----------------
        AUTOMOBILES 0.2%
  a,c,d International Automotive Components Group Brazil LLC ......       Brazil          1,982,308             1,982,308
    a,c International Automotive Components Group Japan LLC .......       Japan             255,232             2,161,060
  a,c,d International Automotive Components Group LLC .............     Luxembourg        8,034,000             8,034,000
                                                                                                         -----------------
                                                                                                               12,177,368
                                                                                                         -----------------
        BEVERAGES 2.7%
        Brown-Forman Corp., A .....................................   United States          79,200             6,127,704
        Coca-Cola Enterprises Inc. ................................   United States       1,570,200            32,707,266
        Pernod Ricard SA ..........................................       France            493,816           102,768,843
                                                                                                         -----------------
                                                                                                              141,603,813
                                                                                                         -----------------
        CAPITAL MARKETS 0.0% e
      a A.B. Watley Group Inc. ....................................   United States         128,325                 1,540
        MCG Capital Corp. .........................................   United States           8,443               137,874
                                                                                                         -----------------
                                                                                                                  139,414
                                                                                                         -----------------
        CHEMICALS 0.7%
    a,f Dow Corning Corp., Contingent Distribution ................   United States      20,809,194             7,621,367
        Linde AG ..................................................      Germany            302,117            28,498,307
      a Sika AG ...................................................    Switzerland              696               876,820
                                                                                                         -----------------
                                                                                                               36,996,494
                                                                                                         -----------------
        COMMERCIAL BANKS 6.7%
        AmSouth Bancorp ...........................................   United States         332,100             9,644,184
        BNP Paribas SA ............................................       France            515,209            55,439,974
      a Centennial Bank Holdings Inc. .............................   United States       1,735,639            16,800,986
        Chinatrust Financial Holding Co. Ltd. .....................       Taiwan         33,600,000            25,065,539
a,c,d,g Elephant Capital Holdings Ltd. ............................       Japan              11,087            26,857,320
        Mitsubishi UFJ Financial Group Inc. .......................       Japan               5,648            72,689,217
  a,c,d NCB Warrant Holdings Ltd., A ..............................       Japan              53,490             8,638,635
    d,g State National Bancshares Inc. ............................   United States       1,375,000            49,624,437
        Sumitomo Mitsui Financial Group Inc. ......................       Japan               3,404            35,739,046
        Svenska Handelsbanken AB, A ...............................       Sweden            452,960            12,238,904
        Swedbank AB ...............................................       Sweden            974,500            28,924,017
        U.S. Bancorp ..............................................   United States         413,010            13,720,192
                                                                                                         -----------------
                                                                                                              355,382,451
                                                                                                         -----------------
        COMMERCIAL SERVICES & SUPPLIES 0.8%
      a Comdisco Holding Co. Inc. .................................   United States             515                 9,476
    a,f Comdisco Holding Co. Inc., Contingent Distribution ........   United States      44,591,246                    --
      g Insun ENT Co. Ltd. ........................................    South Korea          687,953             6,383,331


                                        Quarterly Statements of Investments | 13

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
        MUTUAL QUALIFIED FUND                                            COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
        Republic Services Inc. ....................................   United States         877,603      $     35,288,417
                                                                                                         -----------------
                                                                                                               41,681,224
                                                                                                         -----------------
        COMMUNICATIONS EQUIPMENT 0.1%
      a Lucent Technologies Inc. ..................................   United States       1,910,600             4,470,804
                                                                                                         -----------------
        COMPUTERS & PERIPHERALS 0.6%
a,c,d,g DecisionOne Corp. .........................................   United States       1,008,199               718,846
        International Business Machines Corp. .....................   United States         118,160             9,682,030
    a,p Lexmark International Inc., A .............................   United States         328,400            18,935,544
                                                                                                         -----------------
                                                                                                               29,336,420
                                                                                                         -----------------
        CONSUMER FINANCE 0.4%
        Capital One Financial Corp. ...............................   United States         156,600            12,318,156
    a,g White River Capital Inc. ..................................   United States         549,751             9,139,610
                                                                                                         -----------------
                                                                                                               21,457,766
                                                                                                         -----------------
        CONTAINERS & PACKAGING 0.8%
        Temple-Inland Inc. ........................................   United States       1,042,200            41,792,220
                                                                                                         -----------------
        DIVERSIFIED CONSUMER SERVICES 0.3%
        H&R Block Inc. ............................................   United States         609,820            13,257,487
                                                                                                         -----------------
        DIVERSIFIED FINANCIAL SERVICES 0.9%
        Fortis ....................................................      Belgium            795,800            32,295,472
        Leucadia National Corp. ...................................   United States         658,020            17,220,384
    a,f Marconi Corp., Contingent Distribution ....................   United Kingdom     34,293,500                    --
                                                                                                         -----------------
                                                                                                               49,515,856
                                                                                                         -----------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 3.7%
a,c,d,h AboveNet Inc. .............................................   United States         365,293            11,192,578
a,d,f,h AboveNet Inc., Contingent Distribution ....................   United States      50,430,000                    --
  a,c,h AboveNet Inc., options to purchase (shares), exercise price
         $20.95, expiration date, 9/09/13 .........................   United States             510                11,347
a,c,d,h AboveNet Inc., wts., 9/08/08 ..............................   United States          11,991               278,191
a,c,d,h AboveNet Inc., wts., 9/08/10 ..............................   United States          14,107               282,140
        Belgacom ..................................................      Belgium            396,300            15,449,544
        BellSouth Corp. ...........................................   United States         634,440            27,122,310
        Chunghwa Telecom Co. Ltd., ADR ............................       Taiwan          1,167,860            20,215,649
        Embarq Corp. ..............................................   United States           5,943               287,463
  a,d,f Global Crossing Holdings Ltd., Contingent Distribution ....   United States      49,411,586                    --
        NTL Inc. ..................................................   United Kingdom      3,266,979            83,079,276
        Sprint Nextel Corp. .......................................   United States         118,861             2,038,466
        Verizon Communications Inc. ...............................   United States         917,648            34,072,270
                                                                                                         -----------------
                                                                                                              194,029,234
                                                                                                         -----------------


14 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
        MUTUAL QUALIFIED FUND                                            COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        ELECTRIC UTILITIES 0.5%
        Constellation Energy Group ................................   United States         159,100      $      9,418,720
        E.ON AG ...................................................      Germany            163,112            19,384,722
                                                                                                         -----------------
                                                                                                               28,803,442
                                                                                                         -----------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0% e
        Symbol Technologies Inc. ..................................   United States         115,600             1,717,816
                                                                                                         -----------------
        ENERGY EQUIPMENT & SERVICES 0.8%
      a Bergesen Worldwide Offshore Ltd. ..........................       Norway          1,245,600             4,485,072
      a Seadrill Ltd. .............................................      Bermuda          2,807,440            36,821,988
                                                                                                         -----------------
                                                                                                               41,307,060
                                                                                                         -----------------
        FOOD & STAPLES RETAILING 2.0%
        Bourbon SA ................................................       France            526,876            25,451,133
        Carrefour SA ..............................................       France          1,305,508            82,500,798
                                                                                                         -----------------
                                                                                                              107,951,931
                                                                                                         -----------------
        FOOD PRODUCTS 9.0%
        Cadbury Schweppes PLC .....................................   United Kingdom      4,306,301            45,840,046
        CSM NV ....................................................    Netherlands        1,909,144            60,771,525
        Groupe Danone .............................................       France            789,560           110,846,118
        Lotte Confectionary Co. Ltd. ..............................    South Korea           30,405            37,080,444
        Nestle SA .................................................    Switzerland          160,750            56,060,630
        Nong Shim Co. Ltd. ........................................    South Korea           81,743            23,324,291
      h Orkla ASA .................................................       Norway          2,316,300           110,199,442
      a Pan Fish ASA ..............................................       Norway         45,222,713            35,615,801
                                                                                                         -----------------
                                                                                                              479,738,297
                                                                                                         -----------------
        HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
      a Boston Scientific Corp. ...................................   United States         958,046            14,169,500
                                                                                                         -----------------
        HEALTH CARE PROVIDERS & SERVICES 4.0%
        Aetna Inc. ................................................   United States         342,480            13,545,084
      g Generale de Sante .........................................       France          3,146,068           106,808,104
a,c,d,h Kindred Healthcare Inc. ...................................   United States       1,444,624            40,801,238
a,c,d,h Kindred Healthcare Inc., options to purchase (shares):
           Exercise price $23.75, expiration date, 7/17/11 ........   United States           3,876                17,417
           Exercise price $26.00, expiration date, 1/01/12 ........   United States           1,164                 2,611
           Exercise price $9.07, expiration date, 1/01/13 .........   United States             870                16,677
           Exercise price $25.99, expiration date, 1/01/14 ........   United States             576                 1,298
           Exercise price $27.90, expiration date, 1/10/15 ........   United States             240                 8,244
        Rhoen-Klinikum AG .........................................      Germany          1,157,046            51,988,765
                                                                                                         -----------------
                                                                                                              213,189,438
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 15

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
        MUTUAL QUALIFIED FUND                                            COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HOTELS, RESTAURANTS & LEISURE 0.3%
    a,d FHC Delaware Inc. .........................................   United States         452,571      $      1,618,032
        Ladbrokes PLC .............................................   United Kingdom        471,658             3,437,685
      a Trump Entertainment Resorts Inc. ..........................   United States         693,717            11,765,440
                                                                                                         -----------------
                                                                                                               16,821,157
                                                                                                         -----------------
        INDUSTRIAL CONGLOMERATES 1.5%
        Keppel Corp. Ltd. .........................................     Singapore         2,743,244            25,566,758
        Siemens AG ................................................      Germany            460,520            40,187,203
        Tyco International Ltd. ...................................   United States         480,580            13,451,434
                                                                                                         -----------------
                                                                                                               79,205,395
                                                                                                         -----------------
        INSURANCE 10.5%
      a Alleghany Corp. ...........................................   United States         143,797            41,558,771
        American International Group Inc. .........................   United States         249,250            16,515,305
      a Berkshire Hathaway Inc., A ................................   United States             468            44,834,400
      a Berkshire Hathaway Inc., B ................................   United States          18,875            59,909,250
        Hartford Financial Services Group Inc. ....................   United States         482,200            41,830,850
a,c,d,g Imagine Group Holdings Ltd. ...............................      Bermuda          2,814,856            28,828,432
        Montpelier Re Holdings Ltd. ...............................      Bermuda            332,216             6,441,668
        Old Republic International Corp. ..........................   United States       2,135,500            47,301,325
  a,c,d Olympus Re Holdings Ltd. ..................................      Bermuda             97,300                97,300
        Prudential Financial Inc. .................................   United States         461,000            35,151,250
  a,c,d Symetra Financial .........................................   United States         394,800            49,744,800
        The St. Paul Travelers Cos. Inc. ..........................   United States         226,690            10,629,494
        White Mountains Insurance Group Ltd. ......................   United States         352,130           174,994,525
                                                                                                         -----------------
                                                                                                              557,837,370
                                                                                                         -----------------
        MACHINERY 2.0%
        Kone OYJ, B ...............................................      Finland          1,438,600            69,784,541
        NACCO Industries Inc., A ..................................   United States         264,954            36,009,898
                                                                                                         -----------------
                                                                                                              105,794,439
                                                                                                         -----------------
        MEDIA 4.1%
        CBS Corp., B ..............................................   United States         207,450             5,843,866
        CJ CGV Co. Ltd. ...........................................    South Korea          574,910            16,222,031
        Clear Channel Communications Inc. .........................   United States         658,200            18,989,070
      a Comcast Corp., A ..........................................   United States         146,500             5,392,665
      a Liberty Media Holding Corp.-Capital, A ....................   United States         307,412            25,690,421
        News Corp., A .............................................   United States       1,126,900            22,143,585
        Sun-Time Media Group Inc., A ..............................   United States         767,234             5,048,400
        Time Warner Inc. ..........................................   United States       3,504,460            63,886,306
    a,d TVMAX Holdings Inc. .......................................   United States         111,391               111,391
      a Viacom Inc., B ............................................   United States         216,450             8,047,611
        Washington Post Co., B ....................................   United States          59,850            44,109,450
                                                                                                         -----------------
                                                                                                              215,484,796
                                                                                                         -----------------


16 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
          MUTUAL QUALIFIED FUND                                          COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          METALS & MINING 2.4%
          Anglo American PLC ......................................    South Africa       1,080,353      $     45,171,509
a,c,d,g,h Esmark Inc. .............................................   United States           6,143             5,711,422
        a Glamis Gold Ltd. ........................................       Canada            387,121            15,264,181
          Mittal Steel Co. NV .....................................    Netherlands          130,845             4,566,603
          Newmont Mining Corp. ....................................   United States         662,750            28,332,562
          United States Steel Corp. ...............................   United States         447,470            25,810,070
                                                                                                         -----------------
                                                                                                              124,856,347
                                                                                                         -----------------
          MULTI-UTILITIES 0.7%
          NorthWestern Corp. ......................................   United States         308,610            10,795,178
      a,f NorthWestern Corp., Contingent Distribution .............   United States       9,346,450               913,992
        a Northwestern Corp., wts., 11/01/07 ......................   United States          16,682               173,493
          RWE AG ..................................................      Germany            281,473            26,004,830
                                                                                                         -----------------
                                                                                                               37,887,493
                                                                                                         -----------------
          MULTILINE RETAIL 0.9%
          Jelmoli Holding AG ......................................    Switzerland           24,399            50,039,223
                                                                                                         -----------------
          OIL, GAS & CONSUMABLE FUELS 2.5%
    a,c,d Anchor Resources LLC ....................................   United States          58,923                    --
          BP PLC ..................................................   United Kingdom      1,221,600            13,312,579
          BP PLC, ADR .............................................   United Kingdom        193,700            12,702,846
          Eni SpA .................................................       Italy           1,452,100            43,037,096
          Oil & Natural Gas Corp. Ltd. ............................       India             833,600            21,300,583
          Total SA, B .............................................       France            665,472            43,674,493
                                                                                                         -----------------
                                                                                                              134,027,597
                                                                                                         -----------------
          PAPER & FOREST PRODUCTS 2.5%
          Weyerhaeuser Co. ........................................   United States       2,142,200           131,809,566
                                                                                                         -----------------
          PHARMACEUTICALS 2.0%
          Merck & Co. Inc. ........................................   United States         162,700             6,817,130
          Pfizer Inc. .............................................   United States       1,871,640            53,079,710
          Sanofi-Aventis ..........................................       France            321,748            28,644,464
          Valeant Pharmaceuticals International ...................   United States       1,025,100            20,276,478
                                                                                                         -----------------
                                                                                                              108,817,782
                                                                                                         -----------------
          REAL ESTATE 5.2%
        a Alexander's Inc. ........................................   United States         108,590            33,690,047
        d Canary Wharf Group PLC ..................................   United Kingdom      8,298,072            47,125,916
          Great Eagle Holdings Ltd. ...............................     Hong Kong            33,222               121,107
          KKR Financial Corp. .....................................   United States       2,581,600            63,352,464
          Link REIT ...............................................     Hong Kong        12,229,532            25,461,676
          Medical Properties Trust Inc. ...........................   United States         369,670             4,949,881
          Reckson Associates Realty Corp. .........................   United States         391,500            16,756,200
    a,c,d Security Capital European Realty ........................     Luxembourg           17,603               109,315
          Swire Pacific Ltd., A ...................................     Hong Kong         3,620,800            37,831,647


                                        Quarterly Statements of Investments | 17

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
        MUTUAL QUALIFIED FUND                                            COUNTRY         /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        REAL ESTATE (CONTINUED)
        Swire Pacific Ltd., B .....................................     Hong Kong         5,292,600      $      9,904,964
        The Mills Corp. ...........................................   United States         741,580            12,391,802
        Ventas Inc. ...............................................   United States         669,525            25,803,494
                                                                                                         -----------------
                                                                                                              277,498,513
                                                                                                         -----------------
        ROAD & RAIL 1.5%
    c,d Florida East Coast Industries Inc. ........................   United States       1,497,000            81,176,322
                                                                                                         -----------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
      a ATI Technologies Inc. .....................................       Canada          1,354,040            29,044,158
                                                                                                         -----------------
        SOFTWARE 0.7%
      a Mercury Interactive Corp. .................................   United States         204,700            10,548,191
        Microsoft Corp. ...........................................   United States         951,600            26,007,228
                                                                                                         -----------------
                                                                                                               36,555,419
                                                                                                         -----------------
        SPECIALTY RETAIL 1.0%
      a PETCO Animal Supplies Inc. ................................   United States       1,770,970            50,720,581
                                                                                                         -----------------
        THRIFTS & MORTGAGE FINANCE 2.9%
      a Franklin Bank Corp. .......................................   United States         889,879            17,690,795
        Hudson City Bancorp Inc. ..................................   United States       2,308,140            30,582,855
      g ITLA Capital Corp. ........................................   United States         445,796            23,965,993
        Sovereign Bancorp Inc. ....................................   United States       3,922,296            84,368,587
                                                                                                         -----------------
                                                                                                              156,608,230
                                                                                                         -----------------
        TOBACCO 11.4%
        Altadis SA ................................................       Spain           2,499,700           118,689,270
      i Altria Group Inc. .........................................   United States         864,027            66,141,267
        British American Tobacco PLC ..............................   United Kingdom      3,939,454           106,515,649
        Imperial Tobacco Group PLC ................................   United Kingdom      1,301,759            43,387,116
        KT&G Corp. ................................................    South Korea        3,097,050           188,195,905
        Reynolds American Inc. ....................................   United States       1,372,600            85,060,022
                                                                                                         -----------------
                                                                                                              607,989,229
                                                                                                         -----------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $3,080,265,433) ....................................                                         4,667,705,870
                                                                                                         -----------------
        PREFERRED STOCKS 0.5%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% e
      c PTV Inc., 10.00%, pfd., A .................................   United Kingdom         92,938               274,167
                                                                                                         -----------------
        METALS & MINING 0.5%
c,d,g,h Esmark Inc., 8.00%, cvt. pfd., A ..........................   United States          22,360            24,415,331
                                                                                                         -----------------
        TOTAL PREFERRED STOCKS (COST $22,638,814) .................                                            24,689,498
                                                                                                         -----------------


18 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-------------------------------------------------------------------------------------------------------------------------
      MUTUAL QUALIFIED FUND                                             COUNTRY      PRINCIPAL AMOUNT n        VALUE
-------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS & NOTES 0.8%
    b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ......       Canada          2,505,000 CAD  $      2,196,373
c,d,g DecisionOne Corp., 12.00%, 4/15/10 ..........................   United States       1,150,241             1,150,241
  d,j Motor Coach Industries International Inc.,
         FRN, 18.40%, 12/01/08 ....................................   United States      23,186,622            23,766,288
      Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ............   United States      13,553,108            13,027,925
    d TVMAX Holdings Inc., PIK
         11.50%, 11/30/06 .........................................   United States         232,963               232,963
       k 14.00%, 11/30/06 .........................................   United States         607,812               607,812
                                                                                                         -----------------
      TOTAL CORPORATE BONDS & NOTES
       (COST $42,435,928) .........................................                                            40,981,602
                                                                                                         -----------------
      CORPORATE BONDS & NOTES IN REORGANIZATION 3.6%
    l Adelphia Communications Corp.,
         9.25%, 10/01/02 ..........................................   United States       2,551,000             1,581,620
         8.125%, 7/15/03 ..........................................   United States         660,000               410,850
         7.50%, 1/15/04 ...........................................   United States       1,740,000             1,070,100
         10.50%, 7/15/04 ..........................................   United States       2,715,000             1,717,238
         9.875%, 3/01/05 ..........................................   United States       1,013,000               620,463
         10.25%, 11/01/06 .........................................   United States       4,368,000             2,697,240
         9.875%, 3/01/07 ..........................................   United States         390,000               242,775
         8.375%, 2/01/08 ..........................................   United States       3,934,000             2,448,915
         7.75%, 1/15/09 ...........................................   United States       8,148,000             5,072,130
         7.875%, 5/01/09 ..........................................   United States       3,491,000             2,138,237
         9.375%, 11/15/09 .........................................   United States       3,471,000             2,230,117
         senior note, 10.875%, 10/01/10 ...........................   United States       3,183,000             1,981,418
         senior note, 10.25%, 6/15/11 .............................   United States       3,429,000             2,237,422
    l Armstrong World Industries Inc.,
         6.35%, 8/15/03 ...........................................   United States       6,493,000             4,220,450
         6.50%, 8/15/05 ...........................................   United States         584,000               379,600
         9.75%, 4/15/08 ...........................................   United States       2,010,000             1,276,350
         7.45%, 5/15/29 ...........................................   United States       1,180,000               767,000
         Revolver, 10/29/03 .......................................   United States       1,483,875               890,325
         Trade Claim ..............................................   United States       3,978,800             2,451,935
    l Century Communications Corp.,
         8.875%, 1/15/07 ..........................................   United States         210,000               234,150
         8.75%, 10/01/07 ..........................................   United States       2,062,000             2,278,510
         8.375%, 12/15/07 .........................................   United States         400,000               438,000
         senior note, 9.50%, 3/01/05 ..............................   United States         610,000               686,250
         Series B, zero cpn., senior disc. note, 1/15/08 ..........   United States       3,450,000             2,294,250
         zero cpn., 3/15/03 .......................................   United States       6,765,000             6,731,175
    l Collins & Aikman Products Co.,
         Revolver, FRN, 11.50%, 8/31/09 ...........................   United States         362,713               154,153
         Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ...............   United States         858,200               364,735
    l Dana Corp.,
         5.85%, 1/15/15 ...........................................   United States       9,145,000             6,035,700
         7.00%, 3/01/29 ...........................................   United States       1,972,000             1,326,170
  b,l Dana Credit Corp., 144A, 8.375%, 8/15/07 ....................   United States         219,000               210,240


                                        Quarterly Statements of Investments | 19

Franklin Mutual Series Fund Inc.

-------------------------------------------------------------------------------------------------------------------------
    MUTUAL QUALIFIED FUND                                               COUNTRY      PRINCIPAL AMOUNT n        VALUE
-------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
  l Eurotunnel PLC,
        Participating Loan Note, 1.00%, 4/30/40 ...................   United Kingdom      1,020,000 GBP  $        181,440
      j S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ...   United Kingdom        254,000 GBP           123,657
    b,j Senior Tranche G2 Term Loan A, 144A,
         FRN, 5.747%, 12/15/12 ....................................   United Kingdom        828,649 GBP         1,539,966
      j Tier 2, FRN, 5.959%, 12/31/18 .............................   United Kingdom     10,332,415 GBP        18,863,256
      j Tier 3, FRN, 5.895%, 12/31/25 .............................   United Kingdom     24,858,208 GBP        34,443,854
  l Eurotunnel SA,
      j S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ....       France             41,000 EUR            13,519
      j S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26  ...       France            228,000 EUR            75,179
        Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
         12/15/12 .................................................       France            482,500 EUR           607,317
      j Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 .....................       France          2,479,106 EUR         3,065,403
      j Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 .....................       France          1,096,535 EUR         1,355,860
      j Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 .....................       France         37,541,397 EUR        35,231,398
      j Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 .....................       France          6,693,302 EUR         6,281,449
  l Owens Corning, Revolver
      k 6/26/02 ...................................................   United States       1,170,000             1,880,775
        6/26/02 ...................................................   United States      19,963,580            32,041,546
  l Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .......   United States          40,000                    40
                                                                                                         -----------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
     (COST $155,975,150) ..........................................                                           190,892,177
                                                                                                         -----------------
    COMPANIES IN LIQUIDATION (COST $0) 0.0%
  a United Cos. Financial Corp., Bank Claim .......................   United States          98,521                    --
                                                                                                         -----------------
    GOVERNMENT AGENCIES (COST $10,000,000) 0.2%
  i Federal Home Loan Bank, 5.48%, 2/28/08 ........................   United States      10,000,000            10,000,980
                                                                                                         -----------------
    TOTAL LONG TERM INVESTMENTS
     (COST $3,311,315,325) ........................................                                         4,934,270,127
                                                                                                         -----------------
    SHORT TERM INVESTMENTS 6.0%
    GOVERNMENT AGENCIES 4.1%
    Federal National Mortgage Association, 2.15% - 2.20%,
     12/18/06 - 12/29/06 ..........................................   United States      20,000,000            19,859,830
i,m Federal Home Loan Bank, 0.00% - 2.51%,
     10/04/06 - 7/02/07 ...........................................   United States     203,104,000           200,489,796
                                                                                                         -----------------
    TOTAL GOVERNMENT AGENCIES (COST $220,777,528) .................                                           220,349,626
                                                                                                         -----------------
  o REPURCHASE AGREEMENT (COST $99,800,000) 1.9%
    Merrill Lynch & Co. Inc., 4.95%, 10/02/06
     (Maturity Value $99,841,168)
     Collateralized by U.S. Government Agency Securities,
      4.125%, 8/15/08 .............................................   United States      99,800,000            99,800,000
                                                                                                         -----------------
    TOTAL SHORT TERM INVESTMENTS (COST $320,577,528) ..............                                           320,149,626
                                                                                                         -----------------
    TOTAL INVESTMENTS (COST $3,631,892,853) 98.9% .................                                         5,254,419,753


20 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND                                                    COUNTRY          CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN (0.0)% e ..........................................                                      $       (221,100)
SECURITIES SOLD SHORT (1.5)% ......................................                                           (81,174,549)
NET UNREALIZED GAIN ON FORWARD EXCHANGE
 CONTRACTS 0.0% e .................................................                                             1,809,620
OTHER ASSETS, LESS LIABILITIES 2.6% ...............................                                           138,977,575
                                                                                                         -----------------
NET ASSETS 100.0% .................................................                                      $  5,313,811,299
                                                                                                         =================
OPTIONS WRITTEN (PREMIUMS RECEIVED $214,079) 0.0% e
COMPUTERS & PERIPHERALS 0.0% e
Lexmark International Inc., Oct. 55.00 Calls, 10/21/06 ............   United States             670      $        221,100
                                                                                                         =================

                                                                                      ----------------
                                                                                           SHARES
                                                                                      ----------------
SECURITIES SOLD SHORT 1.5%
COMMERCIAL BANKS 0.2%
Regions Financial Corp. ...........................................   United States         264,793      $      9,741,734
                                                                                                         -----------------
COMMUNICATIONS EQUIPMENT 0.1%
Alcatel SA, ADR ...................................................       France            372,949             4,542,519
                                                                                                         -----------------
DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
AT&T Inc. .........................................................   United States         840,680            27,372,541
                                                                                                         -----------------
ELECTRIC UTILITIES 0.2%
FPL Group Inc. ....................................................   United States         229,600            10,332,000
                                                                                                         -----------------
FOOD PRODUCTS 0.1%
Kraft Foods Inc., A ...............................................   United States         205,745             7,336,867
                                                                                                         -----------------
METALS & MINING 0.2%
Goldcorp Inc. .....................................................       Canada            417,295             9,848,162
                                                                                                         -----------------
REAL ESTATE 0.1%
SL Green Realty Corp. .............................................   United States          40,630             4,538,371
                                                                                                         -----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Advanced Micro Devices Inc. .......................................   United States         300,296             7,462,355
                                                                                                         -----------------
TOTAL SECURITIES SOLD SHORT
 (PROCEEDS $75,937,806) ...........................................                                      $     81,174,549
                                                                                                         =================


                                        Quarterly Statements of Investments | 21

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 53.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $5,754,773, representing 0.11% of net assets.

c     See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the aggregate value of these securities was $413,151,505, representing 7.78% of net assets.

e     Rounds to less than 0.1% of net assets.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

g     See Note 5 regarding holdings of 5% voting securities.

h     See Note 7 regarding other considerations.

i     Security segregated with broker for securities sold short.

j     The coupon rate shown represents the rate at period end.

k     See Note 6 regarding unfunded loan commitments.

l     Defaulted security.

m A portion of the security is traded on a discount basis with no stated coupon rate.

n     The principal amount is stated in U.S. dollars unless otherwise indicated.

o At September 30, 2006, all repurchase agreements had been entered on September 29, 2006.

p A portion or all of the security is held in connection with open option contracts.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS
        MUTUAL BEACON FUND                                               COUNTRY         /CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 95.4%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 90.8%
        AIRLINES 0.5%
      a ACE Aviation Holdings Inc., A .............................       Canada            902,761      $     27,925,192
    a,b ACE Aviation Holdings Inc., A, 144A .......................       Canada             46,508             1,438,636
                                                                                                         -----------------
                                                                                                               29,363,828
                                                                                                         -----------------
        AUTOMOBILES 0.2%
  a,c,d International Automotive Components Group Brazil LLC ......       Brazil          2,387,711             2,387,711
    a,c International Automotive Components Group Japan LLC .......       Japan             313,454             2,654,028
  a,c,d International Automotive Components Group LLC .............     Luxembourg        9,677,100             9,677,100
                                                                                                         -----------------
                                                                                                               14,718,839
                                                                                                         -----------------
        BEVERAGES 2.2%
        Brown-Forman Corp., A .....................................   United States         308,260            23,850,076
        Brown-Forman Corp., B .....................................   United States         362,618            27,794,670
        Carlsberg AS, A ...........................................      Denmark             74,900             5,885,601
        Carlsberg AS, B ...........................................      Denmark            671,304            56,461,514
        Pernod Ricard SA ..........................................       France            147,385            30,672,530
                                                                                                         -----------------
                                                                                                              144,664,391
                                                                                                         -----------------
        CHEMICALS 1.2%
      a Arkema ....................................................       France            262,000            12,363,707
    a,e Dow Corning Corp., Contingent Distribution ................   United States      23,723,548             8,688,749
        Koninklijke DSM NV ........................................    Netherlands          683,349            29,976,495
        Linde AG ..................................................      Germany            314,170            29,635,251
                                                                                                         -----------------
                                                                                                               80,664,202
                                                                                                         -----------------
        COMMERCIAL BANKS 9.9%
        AmSouth Bancorp ...........................................   United States         405,400            11,772,816
        Banca Intesa SpA ..........................................       Italy          10,279,630            67,660,089
        BNP Paribas SA ............................................       France            681,580            73,342,619
        Chinatrust Financial Holding Co. Ltd. .....................       Taiwan         64,998,080            48,488,450
        Danske Bank AS ............................................      Denmark          1,454,680            57,215,830
a,c,d,f FE Capital Holdings Ltd. ..................................       Japan              13,981            33,868,953
        Mitsubishi UFJ Financial Group Inc. .......................       Japan               5,528            71,144,829
  a,c,d NCB Warrant Holdings Ltd., A ..............................       Japan              67,420            10,888,330
        North Fork Bancorp Inc. ...................................   United States         927,900            26,575,056
        Societe Generale, A .......................................       France             48,616             7,737,678
        Sumitomo Mitsui Financial Group Inc. ......................       Japan               2,942            30,888,447
        Svenska Handelsbanken AB, A ...............................       Sweden          2,577,705            69,649,164
        Swedbank AB ...............................................       Sweden          1,956,390            58,067,376
        U.S. Bancorp ..............................................   United States       1,002,720            33,310,358
        Wachovia Corp. ............................................   United States         831,320            46,387,656
                                                                                                         -----------------
                                                                                                              646,997,651
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 23

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL BEACON FUND                                                COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL SERVICES & SUPPLIES 0.0% g
      a Comdisco Holding Co. Inc. .................................   United States             630      $         11,592
    a,e Comdisco Holding Co. Inc., Contingent Distribution ........   United States      54,914,113                    --
                                                                                                         -----------------
                                                                                                                   11,592
                                                                                                         -----------------
        COMPUTERS & PERIPHERALS 1.9%
a,c,d,f DecisionOne Corp. .........................................   United States       1,142,353               814,498
      a Dell Inc. .................................................   United States       1,297,310            29,630,560
        International Business Machines Corp. .....................   United States         593,820            48,657,611
    a,p Lexmark International Inc., A .............................   United States         785,230            45,276,362
                                                                                                         -----------------
                                                                                                              124,379,031
                                                                                                         -----------------
        CONSUMER FINANCE 0.2%
        Takefuji Corp. ............................................       Japan             303,017            13,905,865
                                                                                                         -----------------
        CONTAINERS & PACKAGING 1.0%
        Temple-Inland Inc. ........................................   United States       1,672,900            67,083,290
                                                                                                         -----------------
        DIVERSIFIED FINANCIAL SERVICES 3.8%
        Capital One Financial Corp. ...............................   United States         532,540            41,889,596
        Citigroup Inc. ............................................   United States       1,340,150            66,565,250
        Fortis ....................................................      Belgium          3,044,469           123,551,853
        Leucadia National Corp. ...................................   United States         536,911            14,050,961
    a,e Marconi Corp., Contingent Distribution ....................   United Kingdom     42,651,300                    --
                                                                                                         -----------------
                                                                                                              246,057,660
                                                                                                         -----------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 6.3%
a,c,d,h AboveNet Inc. .............................................   United States         439,477            13,465,575
a,d,e,h AboveNet Inc., Contingent Distribution ....................   United States      61,502,000                    --
  a,c,h AboveNet Inc., options to purchase (shares), exercise
          price $20.95, expiration date, 9/09/13 ..................   United States             613                13,639
a,c,d,h AboveNet Inc., wts., 9/08/08 ..............................   United States          14,770               342,664
a,c,d,h AboveNet Inc., wts., 9/08/10 ..............................   United States          17,376               347,520
        BellSouth Corp. ...........................................   United States       1,935,920            82,760,580
        Chunghwa Telecom Co. Ltd., ADR ............................       Taiwan          1,703,573            29,488,856
  a,d,e Global Crossing Holdings Ltd., Contingent Distribution ....   United States      60,632,757                    --
        NTL Inc. ..................................................   United Kingdom      3,991,350           101,500,030
        Sprint Nextel Corp. .......................................   United States       3,170,490            54,373,904
        Verizon Communications Inc. ...............................   United States       3,528,902           131,028,131
                                                                                                         -----------------
                                                                                                              413,320,899
                                                                                                         -----------------
        ELECTRIC UTILITIES 1.2%
        Constellation Energy Group ................................   United States         487,800            28,877,760
        E.ON AG ...................................................      Germany            441,388            52,455,881
                                                                                                         -----------------
                                                                                                               81,333,641
                                                                                                         -----------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
        Symbol Technologies Inc. ..................................   United States         566,700             8,421,162
                                                                                                         -----------------


24 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL BEACON FUND                                                COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        ENERGY EQUIPMENT & SERVICES 0.5%
      a Seadrill Ltd. .............................................      Bermuda          2,283,800      $     29,954,000
                                                                                                         -----------------
        FOOD & STAPLES RETAILING 1.0%
        Carrefour SA ..............................................       France          1,036,811            65,520,652
                                                                                                         -----------------
        FOOD PRODUCTS 5.8%
        Cadbury Schweppes PLC .....................................   United Kingdom      4,497,511            47,875,453
      f Farmer Brothers Co. .......................................   United States       1,033,896            21,236,224
        Groupe Danone .............................................       France            516,490            72,509,893
        Nestle SA .................................................    Switzerland          198,235            69,133,306
      h Orkla ASA .................................................       Norway          2,332,900           110,989,198
      a Pan Fish ASA ..............................................       Norway         72,384,735            57,007,644
                                                                                                         -----------------
                                                                                                              378,751,718
                                                                                                         -----------------
        HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
      p Bausch & Lomb Inc. ........................................   United States         637,690            31,967,400
      a Boston Scientific Corp. ...................................   United States       2,901,870            42,918,657
        Hillenbrand Industries Inc. ...............................   United States       1,136,100            64,734,978
                                                                                                         -----------------
                                                                                                              139,621,035
                                                                                                         -----------------
        HEALTH CARE PROVIDERS & SERVICES 1.2%
        Aetna Inc. ................................................   United States         774,590            30,635,034
a,c,d,h Kindred Healthcare Inc. ...................................   United States       1,639,289            46,299,259
a,c,d,h Kindred Healthcare Inc., options to purchase (shares):
          Exercise price $23.75, expiration date, 7/17/11 .........   United States           4,380                19,682
          Exercise price $26.00, expiration date, 1/01/12 .........   United States           1,314                 2,948
          Exercise price $9.07, expiration date, 1/01/13 ..........   United States             982                18,823
          Exercise price $25.99, expiration date, 1/01/14 .........   United States             650                 1,465
          Exercise price $27.90, expiration date, 1/10/15 .........   United States             271                 9,309
                                                                                                         -----------------
                                                                                                               76,986,520
                                                                                                         -----------------
        HOTELS, RESTAURANTS & LEISURE 0.3%
  a,d,f FHC Delaware Inc. .........................................   United States         507,977             1,816,119
      a Trump Entertainment Resorts Inc. ..........................   United States         895,133            15,181,456
                                                                                                         -----------------
                                                                                                               16,997,575
                                                                                                         -----------------
        INDUSTRIAL CONGLOMERATES 2.4%
        Siemens AG ................................................      Germany            365,000            31,851,666
        Tyco International Ltd. ...................................   United States       4,540,860           127,098,671
                                                                                                         -----------------
                                                                                                              158,950,337
                                                                                                         -----------------
        INSURANCE 10.4%
      a Alleghany Corp. ...........................................   United States         166,286            48,058,317
      a Berkshire Hathaway Inc., A ................................   United States             741            70,987,800
      a Berkshire Hathaway Inc., B ................................   United States          38,925           123,547,950
        Hartford Financial Services Group Inc. ....................   United States         538,210            46,689,717
        Montpelier Re Holdings Ltd. ...............................      Bermuda            388,350             7,530,107


                                        Quarterly Statements of Investments | 25

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
          MUTUAL BEACON FUND                                              COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INSURANCE (CONTINUED)
          Old Republic International Corp. ........................   United States       2,217,426      $     49,115,986
    a,c,d Olympus Re Holdings Ltd. ................................      Bermuda            106,700               106,700
          Prudential Financial Inc. ...............................   United States         541,900            41,319,875
          The St. Paul Travelers Cos. Inc. ........................   United States         686,210            32,176,387
    a,c,d Symetra Financial .......................................   United States         511,600            64,461,600
          White Mountains Insurance Group Ltd. ....................   United States         389,021           193,327,876
                                                                                                         -----------------
                                                                                                              677,322,315
                                                                                                         -----------------
          LEISURE EQUIPMENT & PRODUCTS 1.2%
          Mattel Inc. .............................................   United States       3,970,652            78,221,844
                                                                                                         -----------------
          MACHINERY 1.4%
        a AGCO Corp. ..............................................   United States       3,518,300            89,188,905
                                                                                                         -----------------
          MARINE 0.5%
          A P Moller - Maersk A/S .................................      Denmark              3,885            33,303,398
                                                                                                         -----------------
          MEDIA 8.3%
          CBS Corp., B ............................................   United States         832,850            23,461,384
          Clear Channel Communications Inc. .......................   United States       2,155,820            62,195,407
        a Comcast Corp., A ........................................   United States       2,032,710            74,824,055
        a Liberty Media Holding Corp.-Capital, A ..................   United States         347,868            29,071,329
          News Corp., A ...........................................   United States       6,541,200           128,534,580
          Sun-Time Media Group Inc., A ............................   United States         985,458             6,484,314
          Time Warner Inc. ........................................   United States       3,929,600            71,636,608
      a,d TVMAX Holdings Inc. .....................................   United States         133,855               133,855
        a Viacom Inc., B ..........................................   United States       1,747,650            64,977,627
          Washington Post Co., B ..................................   United States         107,530            79,249,610
                                                                                                         -----------------
                                                                                                              540,568,769
                                                                                                         -----------------
          METALS & MINING 0.3%
a,c,d,f,h Esmark Inc. .............................................   United States           7,869             7,316,282
          Mittal Steel Co. NV .....................................    Netherlands          160,379             5,597,365
    a,c,f PMG LLC .................................................   United States          38,842             7,146,876
                                                                                                         -----------------
                                                                                                               20,060,523
                                                                                                         -----------------
          MULTI-UTILITIES & UNREGULATED POWER 1.6%
          NorthWestern Corp. ......................................   United States         391,751            13,703,450
      a,e NorthWestern Corp., Contingent Distribution .............   United States      11,863,900             1,160,211
        a Northwestern Corp., wts., 11/01/07 ......................   United States          21,154               220,002
          RWE AG ..................................................      Germany            380,190            35,125,133
          Suez SA .................................................       France          1,228,805            54,044,286
                                                                                                         -----------------
                                                                                                              104,253,082
                                                                                                         -----------------
          OIL & GAS & CONSUMABLE FUELS 0.0%
  a,c,d,f Anchor Resources LLC ....................................   United States          69,184                    --
                                                                                                         -----------------


26 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
       MUTUAL BEACON FUND                                                 COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       PAPER & FOREST PRODUCTS 3.5%
       International Paper Co. ....................................   United States       1,816,620      $     62,909,551
       Weyerhaeuser Co. ...........................................   United States       2,709,391           166,708,828
                                                                                                         -----------------
                                                                                                              229,618,379
                                                                                                         -----------------
       PHARMACEUTICALS 3.0%
       Pfizer Inc. ................................................   United States       3,928,130           111,401,767
       Sanofi-Aventis .............................................       France            695,180            61,890,232
       Valeant Pharmaceuticals International ......................   United States         997,800            19,736,484
                                                                                                         -----------------
                                                                                                              193,028,483
                                                                                                         -----------------
       REAL ESTATE 3.3%
       iStar Financial Inc. .......................................   United States       1,230,134            51,296,588
     a Alexander's Inc. ...........................................   United States          38,800            12,037,700
     d Canary Wharf Group PLC .....................................   United Kingdom     10,069,634            57,186,865
       The Mills Corp. ............................................   United States         755,600            12,626,076
       Reckson Associates Realty Corp. ............................   United States         478,600            20,484,080
 a,c,d Security Capital European Realty ...........................     Luxembourg           20,244               125,715
     r The St. Joe Co. ............................................   United States         695,598            38,167,462
       Ventas Inc. ................................................   United States         608,900            23,467,006
                                                                                                         -----------------
                                                                                                              215,391,492
                                                                                                         -----------------
       ROAD & RAIL 1.6%
 c,d,f Florida East Coast Industries Inc. .........................   United States       1,967,636           106,697,030
                                                                                                         -----------------
       SOFTWARE 1.4%
       Microsoft Corp. ............................................   United States       3,322,880            90,814,310
                                                                                                         -----------------
       THRIFTS & MORTGAGE FINANCE 2.8%
       Countrywide Financial Corp. ................................   United States         833,900            29,219,856
       Hudson City Bancorp Inc. ...................................   United States       3,854,980            51,078,485
       Sovereign Bancorp Inc. .....................................   United States       2,146,830            46,178,314
       Washington Mutual Inc. .....................................   United States       1,308,260            56,870,062
                                                                                                         -----------------
                                                                                                              183,346,717
                                                                                                         -----------------
       TOBACCO 9.7%
       Altadis SA .................................................       Spain           2,658,610           126,234,540
     i Altria Group Inc. ..........................................   United States       1,902,149           145,609,506
       British American Tobacco PLC ...............................   United Kingdom      3,659,976            98,959,074
       British American Tobacco PLC, ADR ..........................   United Kingdom         40,400             2,210,284
       Imperial Tobacco Group PLC .................................   United Kingdom      2,532,443            84,405,330
       KT&G Corp. .................................................    South Korea        1,625,350            98,766,314
     i Reynolds American Inc. .....................................   United States       1,246,674            77,256,388
                                                                                                         -----------------
                                                                                                              633,441,436
                                                                                                         -----------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $4,423,471,448) .....................................                                         5,932,960,571
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 27

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL BEACON FUND                                                COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        PREFERRED STOCK 0.8%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% g
      c PTV Inc., 10.00%, pfd., A .................................   United Kingdom        114,246      $        337,026
                                                                                                         -----------------
        METALS & MINING 0.5%
c,d,f,h Esmark Inc., 8.00%, cvt. pfd., A ..........................   United States          28,644            31,276,956
                                                                                                         -----------------
        REAL ESTATE 0.3%
        iStar Financial Inc., 7.80%, pfd. .........................   United States         770,100            19,699,158
                                                                                                         -----------------
        TOTAL PREFERRED STOCKS (COST $48,239,238) .................                                            51,313,140
                                                                                                         -----------------

                                                                                     --------------------
                                                                                      PRINCIPAL AMOUNT j
                                                                                     --------------------
        CORPORATE BONDS & NOTES 0.8%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ....       Canada          1,993,000 CAD         1,747,454
    c,d DecisionOne Corp., 12.00%, 4/15/10 ........................   United States       1,303,295             1,303,295
    d,k Motor Coach Industries International Inc.,
          FRN, 18.40%, 12/01/08 ...................................   United States      30,018,332            30,768,790
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..........   United States      17,380,260            16,706,775
      d TVMAX Holdings Inc., PIK,
            11.50%, 11/30/06 ......................................   United States         268,677               268,677
          l 14.00%, 11/30/06 ......................................   United States         719,230               719,199
                                                                                                         -----------------
        TOTAL CORPORATE BONDS & NOTES (COST $53,138,452) ..........                                            51,514,190
                                                                                                         -----------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 2.9%
      m Adelphia Communications Corp.,
          9.25%, 10/01/02 .........................................   United States       3,244,000             2,011,280
          8.125%, 7/15/03 .........................................   United States         825,000               513,563
          7.50%, 1/15/04 ..........................................   United States       2,160,000             1,328,400
          10.50%, 7/15/04 .........................................   United States       3,375,000             2,134,688
          9.875%, 3/01/05 .........................................   United States       1,304,000               798,700
          10.25%, 11/01/06 ........................................   United States       5,565,000             3,436,387
          9.875%, 3/01/07 .........................................   United States         493,000               306,893
          8.375%, 2/01/08 .........................................   United States       4,959,000             3,086,977
          7.75%, 1/15/09 ..........................................   United States      10,231,000             6,368,797
          7.875%, 5/01/09 .........................................   United States       4,398,000             2,693,775
          9.375%, 11/15/09 ........................................   United States       4,390,000             2,820,575
          senior note, 10.875%, 10/01/10 ..........................   United States       4,080,000             2,539,800
          senior note, 10.25%, 6/15/11 ............................   United States       4,305,000             2,809,012
      m Armstrong World Industries Inc.,
          6.35%, 8/15/03 ..........................................   United States       8,088,000             5,257,200
          6.50%, 8/15/05 ..........................................   United States         723,000               469,950
          9.75%, 4/15/08 ..........................................   United States       2,583,000             1,640,205
          7.45%, 5/15/29 ..........................................   United States       1,519,000               987,350
          Revolver, 10/29/03 ......................................   United States       1,880,775             1,128,465
          Trade Claim .............................................   United States       5,042,800             3,107,625
      m Century Communications Corp.,
          8.875%, 1/15/07 .........................................   United States         266,000               296,590


28 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
    MUTUAL BEACON FUND                                                   COUNTRY      PRINCIPAL AMOUNT j      VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
  m Century Communications Corp., (continued)
        8.75%, 10/01/07 ...........................................   United States       2,620,000      $      2,895,100
        8.375%, 12/15/07 ..........................................   United States         500,000               547,500
        senior note, 9.50%, 3/01/05 ...............................   United States         773,000               869,625
        Series B, zero cpn., senior disc. note, 1/15/08 ...........   United States       4,386,000             2,916,690
        zero cpn., 3/15/03 ........................................   United States       8,441,000             8,398,795
k,m Collins & Aikman Products Co.,
        Revolver, FRN, 11.50%, 8/31/09 ............................   United States         448,837               190,756
        Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ................   United States       1,061,996               451,348
  m Dana Corp.,
        5.85%, 1/15/15 ............................................   United States      11,335,000             7,481,100
        7.00%, 3/01/29 ............................................   United States       2,425,000             1,630,813
b,m Dana Credit Corp., 144A, 8.375%, 8/15/07 ......................   United States         287,000               275,520
  m Eurotunnel PLC,
        Participating Loan Note, 1.00%, 4/30/40 ...................   United Kingdom        858,000 GBP           152,623
      k S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%,
         3/15/26 ..................................................   United Kingdom        290,000 GBP           141,183
      k Tier 2, FRN, 5.959%, 12/31/18 .............................   United Kingdom      7,592,095 GBP        13,860,422
      k Tier 3, FRN, 5.895%, 12/31/25 .............................   United Kingdom     28,404,485 GBP        39,357,621
  m Eurotunnel SA,
      k S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ....       France              6,000 EUR             1,978
      k S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ....       France            123,000 EUR            40,557
        Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
         12/15/12 .................................................       France            605,300 EUR           761,884
      k Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 .....................       France          1,880,987 EUR         2,325,830
      k Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 .....................       France            832,034 EUR         1,028,806
      k Tier 3 (LIBOR), FRN, 4.30%, 12/31/25 ......................       France         20,347,101 EUR        19,095,102
      k Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 .....................       France          1,048,320 EUR           983,814
  m Owens Corning, Revolver,
        6/26/02 ...................................................   United States       1,429,000             2,297,118
      l 6/26/02 ...................................................   United States      25,759,600            39,110,292
  m Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .......   United States          50,000                    50
                                                                                                         -----------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
     (COST $158,266,858) ..........................................                                           188,550,759
                                                                                                         -----------------
    COMPANIES IN LIQUIDATION (COST $0) 0.0%
  a United Cos. Financial Corp., Bank Claim .......................   United States         112,077                    --
                                                                                                         -----------------
    GOVERNMENT AGENCIES (COST $10,000,000) 0.1%
    Federal Home Loan Bank, 5.48%, 2/28/08 ........................   United States      10,000,000            10,000,980
                                                                                                         -----------------
    TOTAL LONG TERM INVESTMENTS
     (COST $4,693,115,996) ........................................                                         6,234,339,640
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 29

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
  MUTUAL BEACON FUND                                                     COUNTRY     PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 3.9%
n GOVERNMENT AGENCIES 1.9%
  Federal Home Loan Bank, 0.00% - 2.51%,
    11/01/06 - 7/02/07 ............................................                    $116,511,000      $    114,816,411
  U.S. Treasury Bill, 10/19/06 ....................................                      10,000,000             9,978,680
                                                                                                         -----------------
  TOTAL GOVERNMENT AGENCIES (COST $125,008,911) ...................                                           124,795,091
                                                                                                         -----------------
o REPURCHASE AGREEMENT (COST $104,500,000) 1.6%
  Merrill Lynch & Co. Inc., 4.95%, 10/02/06 (Maturity Value
    $104,543,106) Collateralized by U.S. Government Agency
    Securities, 4.125%, 8/15/08 ...................................   United States     104,500,000           104,500,000
                                                                                                         -----------------
q INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED
    SECURITIES 0.4%
o REPURCHASE AGREEMENTS 0.4%
  Bank of America LLC, 5.40%, 10/02/06 (Maturity Value
    $5,305,386) Collateralized by U.S. Government Agency
    Securities, 5.00%, 6/01/35 - 2/01/36 ..........................   United States       5,303,000             5,303,000
  Duetsche Bank Securities Inc., 5.40%, 10/02/06 (Maturity
    Value $6,002,700) Collateralized by U.S. Government Agency
    Securities, 4.00% - 7.00%, 4/01/18 - 9/01/36 ..................   United States       6,000,000             6,000,000
  Barclays Capital Inc.,  5.40%, 10/02/06 (Maturity Value
    $5,002,250) Collateralized by U.S. Government Agency
    Securities, 3.144% - 9.00%, 1/01/07 - 8/01/46 .................   United States       5,000,000             5,000,000
  J.P. Morgan Securities, 5.40%, 10/02/06 (Maturity Value
    $6,002,700) Collateralized by U.S. Government Agency
    Securities, 4.50% - 7.50%, 2/01/20 - 8/01/36 ..................   United States       6,000,000             6,000,000
  Morgan Stanley & Co. Inc., 5.40%, 10/02/06 (Maturity Value
    $5,741,583) Collateralized by n U.S. Government Agency
    Securities, 0.00% - 8.00%, 2/15/07 - 10/01/46 .................   United States       5,739,000             5,739,000
                                                                                                         -----------------
  TOTAL INVESTMENT FROM CASH COLLATERAL RECEIVED FOR
    LOANED SECURITIES (COST $28,042,000) ..........................                                            28,042,000
                                                                                                         -----------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $257,550,911) ...........................................                                           257,337,091
                                                                                                         -----------------
  TOTAL INVESTMENTS (COST $4,950,666,907) 99.3% ...................                                         6,491,676,731
  OPTIONS WRITTEN (0.0%) g ........................................                                              (527,050)
  SECURITIES SOLD SHORT (1.9)% ....................................                                          (122,650,004)
  NET UNREALIZED GAIN ON FORWARD EXCHANGE
    CONTRACTS 0.1% ................................................                                             5,820,000
  OTHER ASSETS, LESS LIABILITIES 2.5% .............................                                           160,657,360
                                                                                                         -----------------
  NET ASSETS 100.0% ...............................................                                      $  6,534,977,037
                                                                                                         =================

                                                                                     --------------------
                                                                                          CONTRACTS
                                                                                     --------------------
  OPTIONS WRITTEN 0.0% g
  HEALTH CARE EQUIPMENT & SUPPLIES 0.0% g
  Bausch & Lomb Inc., Oct. 55.00 Calls, 10/21/06 ..................   United States             600      $         15,000
  Bausch & Lomb Inc., Nov. 55.00 Calls, 11/18/06 ..................   United States             209                16,720
                                                                                                         -----------------
                                                                                                                   31,720
                                                                                                         -----------------


30 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND                                                       COUNTRY         CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN (CONTINUED)
SOFTWARE 0.0% g
Lexmark International Inc., Oct. 55.00 Calls, 10/21/06 ............   United States           1,501      $        495,330
                                                                                                         -----------------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $561,997) ....................................                                      $        527,050
                                                                                                         =================

                                                                                     ------------------
                                                                                           SHARES
                                                                                     ------------------
SECURITIES SOLD SHORT 1.9%
COMMERCIAL BANKS 0.2%
Regions Financial Corp. ...........................................   United States         323,244      $     11,892,147
                                                                                                         -----------------
DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
AT&T Inc. .........................................................   United States       1,269,694            41,341,237
                                                                                                         -----------------
FOOD PRODUCTS 0.5%
Kraft Foods Inc., A ...............................................   United States         901,987            32,164,856
                                                                                                         -----------------
ELECTRIC UTILITIES 0.5%
FPL Group Inc. ....................................................   United States         704,525            31,703,625
                                                                                                         -----------------
REAL ESTATE 0.1%
SL Green Realty Corp. .............................................   United States          49,670             5,548,139
                                                                                                         -----------------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $112,607,582) .........................................                                      $    122,650,004
                                                                                                         =================

See Currency and Selected Portfolio Abbreviations on page 53.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $3,461,610, representing 0.05% of net assets.

c     See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30,2006, the aggregate value of these securities was $420,324,920, representing 6.43% of net assets.

e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

f     See Note 5 regarding holdings of 5% voting securities.

g     Rounds to less than 0.1% of net assets.

h     See Note 7 regarding other considerations.

i     Security segregated with broker for securities sold short.

j     The principal amount is stated in U.S. dollars unless otherwise indicated.

k     The coupon rate shown represents the rate at period end.

l     See Note 6 regarding unfunded loan commitments.

m     Defaulted security.

n A portion of the security is traded on a discount basis with no stated coupon rate.

o At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

p A portion of the security is held in connection with open option contracts.

q     Investment from cash collateral received for loaned securities.

r     A portion or all of the security is on loan at September 30, 2006.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL DISCOVERY FUND                                            COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 91.1%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 88.4%
        AIRLINES 0.4%
      a ACE Aviation Holdings Inc., A .............................       Canada          1,246,832      $     38,568,372
    a,b ACE Aviation Holdings Inc., A, 144A .......................       Canada             64,416             1,992,586
                                                                                                         -----------------
                                                                                                               40,560,958
                                                                                                         -----------------
        AUTOMOBILES 0.5%
        General Motors Corp. ......................................   United States           5,000               166,300
        Hero Honda Motors Ltd. ....................................       India           1,042,903            17,640,981
a,c,d,e International Automotive Components Group Brazil LLC ......       Brazil          3,204,016             3,204,016
  a,c,d International Automotive Components Group Japan LLC .......       Japan             538,753             4,561,644
a,c,d,e International Automotive Components Group LLC .............     Luxembourg       12,985,525            12,985,525
        Renault SA ................................................       France            184,310            21,141,958
                                                                                                         -----------------
                                                                                                               59,700,424
                                                                                                         -----------------
        BEVERAGES 4.7%
        Brown-Forman Corp., A .....................................   United States         143,200            11,079,384
        Brown-Forman Corp., B .....................................   United States         391,650            30,019,973
        Carlsberg AS, A ...........................................      Denmark            113,300             8,903,051
        Carlsberg AS, B ...........................................      Denmark          1,876,968           157,866,564
        Fomento Economico Mexicano SA de CV, ADR ..................       Mexico          1,050,228           101,809,102
        Lotte Chilsung Beverage Co. Ltd. ..........................    South Korea           55,692            75,511,584
        Pernod Ricard SA ..........................................       France            711,152           147,998,987
                                                                                                         -----------------
                                                                                                              533,188,645
                                                                                                         -----------------
        BUILDING PRODUCTS 0.3%
        KCC Corp. .................................................    South Korea          126,721            36,292,091
                                                                                                         -----------------
        CAPITAL MARKETS 0.0% f
      a A.B. Watley Group Inc. ....................................   United States         128,355                 1,540
                                                                                                         -----------------
        CHEMICALS 2.4%
      a Arkema ....................................................       France            132,267             6,241,643
      a Arkema, ADR ...............................................       France             10,432               492,283
    a,g Dow Corning Corp., Contingent Distribution ................   United States      14,735,153             5,396,750
        K+S AG ....................................................      Germany            719,189            57,734,375
        Linde AG ..................................................      Germany          1,411,971           133,189,405
      a Sika AG ...................................................    Switzerland           53,892            67,893,057
                                                                                                         -----------------
                                                                                                              270,947,513
                                                                                                         -----------------
        COMMERCIAL BANKS 8.5%
        AmSouth Bancorp ...........................................   United States         688,600            19,996,944
        Banca Intesa SpA ..........................................       Italy          12,926,021            85,078,523
        Bank of Ireland ...........................................      Ireland          1,707,777            33,396,677
        BNP Paribas SA ............................................       France            594,632            63,986,426
        Chinatrust Financial Holding Co. Ltd. .....................       Taiwan         88,975,040            66,375,219
        Danske Bank AS ............................................      Denmark          1,352,880            53,211,807
a,c,d,e FE Capital Holdings Ltd. ..................................       Japan              11,589            28,073,514


32 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
      MUTUAL DISCOVERY FUND                                              COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      COMMERCIAL BANKS (CONTINUED)
      First Community Bancorp .....................................   United States         518,434      $     29,006,382
    a Investors Bancorp Inc. ......................................   United States           1,775                26,785
      Mitsubishi UFJ Financial Group Inc. .........................       Japan              11,055           142,276,788
a,c,e NCB Warrant Holdings Ltd., A ................................       Japan              55,890             9,026,235
      Societe Generale, A .........................................       France            665,425           105,908,439
      Sumitomo Mitsui Financial Group Inc. ........................       Japan              12,371           129,884,764
      Svenska Handelsbanken AB, A .................................       Sweden          2,901,037            78,385,541
      Swedbank AB .................................................       Sweden          3,112,200            92,372,833
      Wachovia Corp. ..............................................   United States         322,590            18,000,522
                                                                                                         -----------------
                                                                                                              955,007,399
                                                                                                         -----------------
      COMMERCIAL SERVICES & SUPPLIES 0.3%
    a Comdisco Holding Co. Inc. ...................................   United States             478                 8,795
  a,g Comdisco Holding Co. Inc., Contingent Distribution ..........   United States      41,726,153                    --
      Fursys Inc. .................................................    South Korea          547,260            15,239,420
      Republic Services Inc. ......................................   United States         372,729            14,987,433
                                                                                                         -----------------
                                                                                                               30,235,648
                                                                                                         -----------------
      COMMUNICATIONS EQUIPMENT 0.1%
    a Lucent Technologies Inc. ....................................   United States       3,926,200             9,187,308
                                                                                                         -----------------
      COMPUTERS & PERIPHERALS 0.7%
a,c,e DecisionOne Corp. ...........................................   United States         359,884               256,597
    a Dell Inc. ...................................................   United States       1,126,340            25,725,606
      International Business Machines Corp. .......................   United States         202,860            16,622,348
  a,p Lexmark International Inc., A ...............................   United States         592,700            34,175,082
                                                                                                         -----------------
                                                                                                               76,779,633
                                                                                                         -----------------
      CONSTRUCTION MATERIALS 0.8%
      Ciments Francais SA .........................................       France            399,572            63,392,822
      Hanil Cement Co. Ltd. .......................................    South Korea          331,250            24,609,643
                                                                                                         -----------------
                                                                                                               88,002,465
                                                                                                         -----------------
      CONSUMER FINANCE 1.0%
      Aiful Corp. .................................................       Japan           1,314,571            50,866,513
      Takefuji Corp. ..............................................       Japan           1,427,477            65,508,872
                                                                                                         -----------------
                                                                                                              116,375,385
                                                                                                         -----------------
      CONTAINERS & PACKAGING 0.5%
      Temple-Inland Inc. ..........................................   United States       1,371,420            54,993,942
                                                                                                         -----------------
      DISTRIBUTORS 0.3%
      Compania de Distribucion Integral Logista SA ................       Spain             564,170            34,393,141
                                                                                                         -----------------
      DIVERSIFIED CONSUMER SERVICES 0.4%
      H&R Block Inc. ..............................................   United States       1,850,260            40,224,652
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 33

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL DISCOVERY FUND                                             COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED FINANCIAL SERVICES 4.7%
        Citigroup Inc. ............................................   United States         419,620      $     20,842,525
        Deutsche Boerse AG ........................................      Germany            273,861            41,191,026
        Euronext NV ...............................................    Netherlands        1,222,046           118,792,067
        Fortis ....................................................      Belgium          2,986,983           121,218,933
        Guinness Peat Group PLC ...................................    New Zealand       24,499,842            38,390,273
        Jardine Matheson Holdings Ltd. ............................     Hong Kong         4,554,012            83,338,420
        Jardine Strategic Holdings Ltd. ...........................     Hong Kong         8,061,800            91,904,520
        Leucadia National Corp. ...................................   United States         651,540            17,050,802
    a,g Marconi Corp., Contingent Distribution ....................   United Kingdom     33,909,700                    --
      b Spinrite Income Fund, 144A ................................       Canada            274,300               255,334
                                                                                                         -----------------
                                                                                                              532,983,900
                                                                                                         -----------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 2.9%
a,c,e,h AboveNet Inc. .............................................   United States         332,512            10,188,168
a,e,g,h AboveNet Inc., Contingent Distribution ....................   United States      46,367,000                    --
  a,c,h AboveNet Inc., options to purchase (shares), exercise price
          $20.95, expiration date, 9/09/13 ........................   United States             464                10,324
a,c,e,h AboveNet Inc., wts., 9/08/08 ..............................   United States          11,105               257,636
a,c,e,h AboveNet Inc., wts., 9/08/10 ..............................   United States          13,066               261,320
        Belgacom ..................................................      Belgium          1,082,150            42,187,040
        BellSouth Corp. ...........................................   United States         165,600             7,079,400
        Chunghwa Telecom Co. Ltd., ADR ............................       Taiwan          2,902,334            50,239,395
        Embarq Corp. ..............................................   United States           8,039               388,846
  a,e,g Global Crossing Holdings Ltd., Contingent Distribution ....   United States      45,658,716                    --
        Koninklijke (Royal) KPN NV ................................    Netherlands        4,511,679            57,560,413
        NTL Inc. ..................................................   United Kingdom      4,259,483           108,318,653
        Sprint Nextel Corp. .......................................   United States         160,782             2,757,411
        Verizon Communications Inc. ...............................   United States       1,385,973            51,461,178
                                                                                                         -----------------
                                                                                                              330,709,784
                                                                                                         -----------------
        ELECTRIC UTILITIES 1.0%
        Constellation Energy Group ................................   United States       1,064,360            63,010,112
        E.ON AG ...................................................      Germany            453,118            53,849,910
                                                                                                         -----------------
                                                                                                              116,860,022
                                                                                                         -----------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0% f
        Symbol Technologies Inc. ..................................   United States         243,800             3,622,868
                                                                                                         -----------------
        ENERGY EQUIPMENT & SERVICES 1.2%
      a Bergesen Worldwide Offshore Ltd. ..........................       Norway          1,013,091             3,647,870
      a Petrojarl ASA .............................................       Norway            598,856             6,432,257
      a Petroleum Geo-Services ASA ................................       Norway            598,856            29,179,142
      a Seadrill Ltd. .............................................      Bermuda          7,774,570           101,970,166
                                                                                                         -----------------
        `                                                                                                     141,229,435
                                                                                                         -----------------


34 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL DISCOVERY FUND                                             COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        FOOD & STAPLES RETAILING 1.9%
        Bourbon SA ................................................       France            307,014      $     14,830,537
        Carrefour SA ..............................................       France          2,527,138           159,700,977
        RHM PLC ...................................................   United Kingdom      8,315,885            43,248,668
                                                                                                         -----------------
                                                                                                              217,780,182
                                                                                                         -----------------
        FOOD PRODUCTS 8.9%
        Cadbury Schweppes PLC .....................................   United Kingdom     10,525,595           112,043,668
        Cermaq ASA ................................................       Norway          3,630,328            38,937,395
      d CSM NV ....................................................    Netherlands        4,036,926           128,502,695
      d Farmer Brothers Co. .......................................   United States         904,637            18,581,244
        General Mills Inc. ........................................   United States         478,600            27,088,760
        Groupe Danone .............................................       France            772,770           108,488,974
        Lotte Confectionary Co. Ltd. ..............................    South Korea           52,189            63,647,140
        Nestle SA .................................................    Switzerland          219,229            76,454,842
        Nong Shim Co. Ltd. ........................................    South Korea          153,896            43,912,201
      h Orkla ASA .................................................       Norway          5,104,342           242,842,309
      a Pan Fish ASA ..............................................       Norway        146,521,076           115,394,791
        Rieber & Son ASA ..........................................       Norway          3,605,065            28,447,448
                                                                                                         -----------------
                                                                                                            1,004,341,467
                                                                                                         -----------------
        HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
      p Bausch & Lomb Inc. ........................................   United States       1,017,470            51,005,771
      a Boston Scientific Corp. ...................................   United States       1,577,917            23,337,392
                                                                                                         -----------------
                                                                                                               74,343,163
                                                                                                         -----------------
        HEALTH CARE PROVIDERS & SERVICES 1.2%
        Aetna Inc. ................................................   United States         695,685            27,514,342
a,c,e,h Kindred Healthcare Inc. ...................................   United States       1,135,557            32,072,104
a,c,e,h Kindred Healthcare Inc., options to purchase (shares):
          Exercise price $23.75, expiration date, 7/17/11 .........   United States           3,002                13,489
          Exercise price $26.00, expiration date, 1/01/12 .........   United States             898                 2,015
          Exercise price $9.07, expiration date, 1/01/13 ..........   United States             672                12,881
          Exercise price $25.99, expiration date, 1/01/14 .........   United States             446                 1,005
          Exercise price $27.90, expiration date, 1/10/15 .........   United States             186                 6,389
        MDS Inc. ..................................................       Canada            750,400            12,862,081
        Rhoen-Klinikum AG .........................................      Germany          1,325,162            59,542,608
                                                                                                         -----------------
                                                                                                              132,026,914
                                                                                                         -----------------
        HOTELS, RESTAURANTS & LEISURE 0.3%
    a,e FHC Delaware Inc. .........................................   United States         212,022               758,021
a,c,d,e Hancock Discovery LLC .....................................   United States       8,758,216               275,884
        Ladbrokes PLC .............................................   United Kingdom      2,595,333            18,916,113
      a Trump Entertainment Resorts Inc. ..........................   United States         839,693            14,241,193
                                                                                                         -----------------
                                                                                                               34,191,211
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 35

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL DISCOVERY FUND                                             COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HOUSEHOLD DURABLES 0.3%
        Hunter Douglas NV .........................................    Netherlands          323,874      $     22,713,756
        Koninklijke Philips Electronics NV ........................    Netherlands          272,485             9,561,796
                                                                                                         -----------------
                                                                                                               32,275,552
                                                                                                         -----------------
        INDUSTRIAL CONGLOMERATES 2.1%
        Keppel Corp. Ltd. .........................................     Singapore         7,739,672            72,132,963
        Siemens AG ................................................      Germany            876,269            76,467,472
        Tyco International Ltd. ...................................   United States       3,126,520            87,511,295
                                                                                                         -----------------
                                                                                                              236,111,730
                                                                                                         -----------------
        INSURANCE 5.7%
      a Alleghany Corp. ...........................................   United States          75,045            21,688,756
        American International Group Inc. .........................   United States         500,700            33,176,382
a,c,d,e Augsburg Re AG ............................................    Switzerland           66,860                62,848
      a Berkshire Hathaway Inc., A ................................   United States             853            81,717,400
      a Berkshire Hathaway Inc., B ................................   United States          34,470           109,407,780
        E-L Financial Corp. Ltd. ..................................       Canada            177,619            93,956,437
        Hartford Financial Services Group Inc. ....................   United States         511,000            44,329,250
a,c,d,e Imagine Group Holdings Ltd. ...............................      Bermuda          4,551,501            46,614,334
        Montpelier Re Holdings Ltd. ...............................      Bermuda            348,227             6,752,122
        Old Republic International Corp. ..........................   United States       1,898,187            42,044,842
  a,c,e Olympus Re Holdings Ltd. ..................................      Bermuda             47,160                47,160
        Prudential Financial Inc. .................................   United States         421,200            32,116,500
        The St. Paul Travelers Cos. Inc. ..........................   United States       1,037,460            48,646,499
        White Mountains Insurance Group Ltd. ......................   United States         175,415            87,174,238
                                                                                                         -----------------
                                                                                                              647,734,548
                                                                                                         -----------------
        LEISURE EQUIPMENT & PRODUCTS 0.1%
        Shimano Inc. ..............................................       Japan             339,500             9,486,051
                                                                                                         -----------------
        MACHINERY 1.7%
        Hanjin Heavy Industries Co. Ltd. ..........................    South Korea        1,496,470            41,276,478
        Kone OYJ, B ...............................................      Finland             77,263             3,747,924
        Schindler Holding AG ......................................    Switzerland        2,158,820           112,586,037
        Schindler Holding AG, Reg D ...............................    Switzerland          659,880            34,862,481
                                                                                                         -----------------
                                                                                                              192,472,920
                                                                                                         -----------------
        MEDIA 4.6%
        CBS Corp., B ..............................................   United States         319,350             8,996,089
        CJ CGV Co. Ltd. ...........................................    South Korea          849,040            23,957,060
        Clear Channel Communications Inc. .........................   United States       1,926,570            55,581,544
      a Comcast Corp., A ..........................................   United States         443,600            16,328,916
        Daekyo Co. Ltd. ...........................................    South Korea          367,570            29,327,910
        JC Decaux SA ..............................................       France          2,791,333            75,507,525
      a Liberty Media Holding Corp.-Capital, A ....................   United States         212,775            17,781,607
        Mediaset SpA ..............................................       Italy           1,407,167            15,159,915
      i News Corp., A .............................................   United States       3,489,300            68,564,745


36 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
          MUTUAL DISCOVERY FUND                                           COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MEDIA (CONTINUED)
          Sun-Time Media Group Inc., A ............................   United States         880,440      $      5,793,295
          Time Warner Inc. ........................................   United States       7,333,400           133,687,882
      a,e TVMAX Holdings Inc. .....................................   United States         118,432               118,432
        a Viacom Inc., B ..........................................   United States         827,850            30,779,463
          Washington Post Co., B ..................................   United States          46,903            34,567,511
                                                                                                         -----------------
                                                                                                              516,151,894
                                                                                                         -----------------
          METALS & MINING 3.4%
          Acerinox SA .............................................       Spain           1,887,654            36,411,564
          Anglo American PLC ......................................    South Africa       3,338,986           139,609,031
a,c,d,e,h Esmark Inc. .............................................   United States           7,661             7,122,891
        a Gammon Lake Resources Inc. ..............................       Canada          4,215,239            48,104,093
        a Glamis Gold Ltd. ........................................       Canada            818,330            32,266,752
          Mittal Steel Co. NV .....................................    Netherlands        2,064,826            72,064,208
          United States Steel Corp. ...............................   United States         914,300            52,736,824
                                                                                                         -----------------
                                                                                                              388,315,363
                                                                                                         -----------------
          MULTI-UTILITIES & UNREGULATED POWER 2.1%
          NorthWestern Corp. ......................................   United States         324,938            11,366,331
      a,g NorthWestern Corp., Contingent Distribution .............   United States       9,839,500               962,257
        a Northwestern Corp., wts., 11/01/07 ......................   United States          17,778               184,891
          RWE AG ..................................................      Germany          1,172,783           108,351,504
          Suez SA .................................................       France          2,566,183           112,863,741
                                                                                                         -----------------
                                                                                                              233,728,724
                                                                                                         -----------------
          MULTILINE RETAIL 0.1%
          Jelmoli Holding AG ......................................    Switzerland            8,345            17,114,526
                                                                                                         -----------------
          OIL, GAS & CONSUMABLE FUELS 1.3%
    a,c,e Anchor Resources LLC ....................................   United States          53,272                    --
          BP PLC ..................................................   United Kingdom      2,095,000            22,830,594
          BP PLC, ADR .............................................   United Kingdom        180,900            11,863,422
          Eni SpA .................................................       Italy             847,600            25,121,027
          Oil & Natural Gas Corp. Ltd. ............................       India           1,095,168            27,984,305
          Total SA, B .............................................       France            510,684            33,515,857
          Total SA, B, ADR ........................................       France            417,296            27,516,498
                                                                                                         -----------------
                                                                                                              148,831,703
                                                                                                         -----------------
          PAPER & FOREST PRODUCTS 1.7%
        i Weyerhaeuser Co. ........................................   United States       3,052,200           187,801,866
                                                                                                         -----------------
          PERSONAL PRODUCTS 0.5%
        a Amorepacific Corp. ......................................    South Korea           99,940            46,471,440
          Pacific Corp. ...........................................    South Korea           54,965             7,522,290
                                                                                                         -----------------
                                                                                                               53,993,730
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 37

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL DISCOVERY FUND                                             COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        PHARMACEUTICALS 1.4%
        Merck & Co. Inc. ..........................................   United States         468,600      $     19,634,340
        Pfizer Inc. ...............................................   United States       2,675,730            75,883,703
        Sanofi-Aventis ............................................       France            686,623            61,128,422
                                                                                                         -----------------
                                                                                                              156,646,465
                                                                                                         -----------------
        REAL ESTATE 4.9%
      e Canary Wharf Group PLC ....................................   United Kingdom      5,400,183            30,668,397
        Great Eagle Holdings Ltd. .................................     Hong Kong        12,451,899            45,392,096
        iStar Financial Inc. ......................................   United States       1,056,000            44,035,200
        Link REIT .................................................     Hong Kong        62,385,902           129,886,381
      d Potlatch Corp. ............................................   United States       3,582,320           132,904,072
        Reckson Associates Realty Corp. ...........................   United States         814,200            34,847,760
  a,c,e Security Capital European Realty ..........................     Luxembourg           14,787                91,827
        Swire Pacific Ltd., A .....................................     Hong Kong         7,563,600            79,027,686
        Swire Pacific Ltd., B .....................................     Hong Kong        13,605,000            25,461,406
a,c,d,e Torre Mayor Investments LP ................................       Mexico                170            14,620,000
        Ventas Inc. ...............................................   United States         516,500            19,905,910
                                                                                                         -----------------
                                                                                                              556,840,735
                                                                                                         -----------------
        ROAD & RAIL 1.1%
  c,d,e Florida East Coast Industries Inc. ........................   United States       2,247,600           121,878,358
                                                                                                         -----------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
      a ATI Technologies Inc. .....................................       Canada          2,811,380            60,304,101
                                                                                                         -----------------
        SOFTWARE 0.9%
      a Mercury Interactive Corp. .................................   United States         415,000            21,384,950
        Microsoft Corp. ...........................................   United States       2,794,540            76,374,778
                                                                                                         -----------------
                                                                                                               97,759,728
                                                                                                         -----------------
        THRIFTS & MORTGAGE FINANCE 1.6%
        Countrywide Financial Corp. ...............................   United States          92,500             3,241,200
        Hudson City Bancorp Inc. ..................................   United States       2,326,520            30,826,390
        Hypo Real Estate Holding AG ...............................      Germany          1,352,952            84,383,715
        Sovereign Bancorp Inc. ....................................   United States         966,840            20,796,728
        Washington Mutual Inc. ....................................   United States         965,450            41,968,112
                                                                                                         -----------------
                                                                                                              181,216,145
                                                                                                         -----------------
        TOBACCO 10.7%
        Altadis SA ................................................       Spain           3,181,151           151,045,521
      i Altria Group Inc. .........................................   United States       1,134,795            86,868,557
        British American Tobacco PLC ..............................   United Kingdom     10,342,443           279,640,791
        Gallaher Group PLC ........................................   United Kingdom        155,282             2,541,223
        Imperial Tobacco Group PLC ................................   United Kingdom      6,448,546           214,927,505
        ITC Ltd. ..................................................       India          18,037,005            73,916,663
        Japan Tobacco Inc. ........................................       Japan              28,620           111,227,975


38 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/WARRANTS
        MUTUAL DISCOVERY FUND                                             COUNTRY        /CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        TOBACCO (CONTINUED)
        KT&G Corp. ................................................    South Korea        4,689,999      $    284,993,334
                                                                                                         -----------------
                                                                                                            1,205,161,569
                                                                                                         -----------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $7,313,669,160) ...................................                                         9,977,805,398
                                                                                                         -----------------
        PREFERRED STOCKS 0.3%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% f
      c PTV Inc., 10.00%, pfd., A .................................   United Kingdom         86,280               254,526
                                                                                                         -----------------
        METALS & MINING 0.3%
c,d,e,h Esmark Inc., 8.00%, cvt. pfd., A ..........................   United States          27,889            30,452,557
                                                                                                         -----------------
        TOTAL PREFERRED STOCKS (COST $28,147,840) .................                                            30,707,083
                                                                                                         -----------------
                                                                                     ------------------
                                                                                     PRINCIPAL AMOUNT m
                                                                                     ------------------
        CORPORATE BONDS & NOTES 0.4%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ....       Canada          2,761,000 CAD         2,420,833
      e Augsburg Re AG, zero cpn., 10/15/06 .......................    Switzerland          768,890               722,757
    c,e DecisionOne Corp., 12.00%, 4/15/10 ........................   United States         410,587               410,587
    e,j Motor Coach Industries International Inc.,
         FRN, 18.40%, 12/01/08 ....................................   United States      27,326,903            28,010,076
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..........   United States      17,141,134            16,476,915
      e TVMAX Holdings Inc., PIK,
           11.50%, 11/30/06 .......................................   United States         209,935               209,935
         k 14.00%, 11/30/06 .......................................   United States         610,770               610,770
                                                                                                         -----------------
        TOTAL CORPORATE BONDS & NOTES
         (COST $49,040,549) .......................................                                            48,861,873
                                                                                                         -----------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 1.7%
      l Adelphia Communications Corp.,
           9.25%, 10/01/02 ........................................   United States       4,491,000             2,784,420
           8.125%, 7/15/03 ........................................   United States         650,000               404,625
           7.50%, 1/15/04 .........................................   United States       1,655,000             1,017,825
           10.50%, 7/15/04 ........................................   United States       2,605,000             1,647,663
           9.875%, 3/01/05 ........................................   United States       1,168,000               715,400
           10.25%, 11/01/06 .......................................   United States       5,186,000             3,202,355
           9.875%, 3/01/07 ........................................   United States         528,000               328,680
           8.375%, 2/01/08 ........................................   United States       4,053,000             2,522,992
           7.75%, 1/15/09 .........................................   United States       8,875,000             5,524,687
           7.875%, 5/01/09 ........................................   United States       4,280,000             2,621,500
           9.375%, 11/15/09 .......................................   United States       4,509,000             2,897,032
           senior note, 10.875%, 10/01/10 .........................   United States       3,769,000             2,346,203
           senior note, 10.25%, 6/15/11 ...........................   United States       4,712,000             3,074,580


                                        Quarterly Statements of Investments | 39

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
    MUTUAL DISCOVERY FUND                                                COUNTRY     PRINCIPAL AMOUNT m       VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
  l Armstrong World Industries Inc.,
       6.35%, 8/15/03 .............................................   United States      10,151,000      $      6,598,150
       6.50%, 8/15/05 .............................................   United States         939,000               610,350
       9.75%, 4/15/08 .............................................   United States       2,542,000             1,614,170
       7.45%, 5/15/29 .............................................   United States       1,511,000               982,150
       Revolver, 10/29/03 .........................................   United States       1,912,950             1,147,770
       Trade Claim ................................................   United States       5,129,100             3,160,808
  l Century Communications Corp.,
       8.875%, 1/15/07 ............................................   United States         262,000               292,130
       8.75%, 10/01/07 ............................................   United States       2,620,000             2,895,100
       8.375%, 12/15/07 ...........................................   United States         392,000               429,240
       senior note, 9.50%, 3/01/05 ................................   United States         735,000               826,875
       Series B, zero cpn., senior disc. note, 1/15/08 ............   United States       4,045,000             2,689,925
       zero cpn., 3/15/03 .........................................   United States       7,228,000             7,191,860
j,l Collins & Aikman Products Co.,
       Revolver, FRN, 11.50%, 8/31/09 .............................   United States         586,240               249,152
       Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 .................   United States       1,387,200               589,560
  l Dana Corp.,
       5.85%, 1/15/15 .............................................   United States      15,800,000            10,428,000
       7.00%, 3/01/29 .............................................   United States       3,435,000             2,310,038
b,l Dana Credit Corp., 144A, 8.375%, 8/15/07 ......................   United States         132,000               126,720
j,l Eurotunnel PLC,
       S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ....   United Kingdom        249,000 GBP           121,223
     b Senior Tranche G2 Term Loan A, 144A,
         FRN, 5.747%, 12/15/12 ....................................   United Kingdom        657,069 GBP         1,221,102
       Tier 2, FRN, 5.959%, 12/31/18 ..............................   United Kingdom      6,155,799 GBP        11,238,264
       Tier 3, FRN, 5.895%, 12/31/25 ..............................   United Kingdom     24,432,938 GBP        33,854,594
  l Eurotunnel SA,
     j S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 .....       France             36,000 EUR            11,870
     j S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 .....       France            165,000 EUR            54,406
       Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
         12/15/12 .................................................       France            706,000 EUR           888,634
     j Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 ......................       France          1,420,047 EUR         1,755,881
     j Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 ......................       France            628,134 EUR           776,684
     j Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 ......................       France         27,236,561 EUR        25,560,639
     j Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ......................       France          5,943,809 EUR         5,578,074
  l Owens Corning, Revolver,
       6/26/02 ....................................................   United States       2,094,000             3,366,105
     k 6/26/02 ....................................................   United States      25,743,632            41,318,530
  l Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .......   United States          40,000                    40
                                                                                                         -----------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
      (COST $171,743,747) .........................................                                           196,976,006
                                                                                                         -----------------


40 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY FUND                                                  COUNTRY     PRINCIPAL AMOUNT m       VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMPANIES IN LIQUIDATION (COST $0) 0.0% f
a United Cos. Financial Corp., Bank Claim .........................   United States          77,701      $             --
                                                                                                         -----------------
  GOVERNMENT AGENCIES 0.3%
  Federal Home Loan Bank, 5.48%, 2/28/08 ..........................   United States      25,000,000            25,002,450
  Government of Norway, 6.75%, 1/15/07 ............................       Norway         51,500,000 NOK         7,967,062
                                                                                                         -----------------
  TOTAL GOVERNMENT AGENCIES (COST $32,396,461) 0.3%................                                            32,969,512
                                                                                                         -----------------
  TOTAL LONG TERM INVESTMENTS
    (COST $7,594,997,757)..........................................                                        10,287,319,872
                                                                                                         -----------------
  SHORT TERM INVESTMENTS 7.6%
  GOVERNMENT AGENCIES 3.5%
n Federal Home Loan Bank, 0.00% - 5.36%,
    10/02/06 - 9/27/07 ............................................   United States     389,573,000           386,295,537
  Federal National Mortgage Association, 2.20%, 12/18/06 ..........   United States      10,000,000             9,935,100
                                                                                                         -----------------
  TOTAL GOVERNMENT AGENCIES (COST $396,272,437)....................                                           396,230,637
                                                                                                         -----------------
o REPURCHASE AGREEMENT (COST $458,500,000) 4.1%
  Merril Lynch & Co. Inc., 4.95%, 10/02/06 (Maturity Value
    $458,689,131) Collateralized by U.S. Government Agency
    Securities, 4.125%, 8/15/08 ...................................   United States     458,500,000           458,500,000
                                                                                                         -----------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $854,772,437)............................................                                           854,730,637
                                                                                                         -----------------
  TOTAL INVESTMENTS (COST $8,449,770,194) 98.7%....................                                        11,142,050,509
  OPTIONS WRITTEN (0.0)% f.........................................                                              (504,790)
  SECURITIES SOLD SHORT (1.5)% ....................................                                          (166,841,791)
  NET UNREALIZED GAIN ON FORWARD EXCHANGE
    CONTRACTS 0.0% f ..............................................                                               757,256
  OTHER ASSETS, LESS LIABILITIES 2.8% .............................                                           312,885,642
                                                                                                         -----------------
  NET ASSETS 100.0%................................................                                      $ 11,288,346,826
                                                                                                         =================

                                                                                     ------------------
                                                                                         CONTRACTS
                                                                                     ------------------
  OPTIONS WRITTEN 0.0% f
  COMPUTERS & PERIPHERALS 0.0% f
  Lexmark International Inc., Oct. 55.00 Calls, 10/21/06 ..........   United States           1,373      $        453,090
                                                                                                         -----------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.0% f
  Bausch & Lomb Inc., Oct. 55.00 Calls, 10/21/06 ..................   United States             900                22,500
  Bausch & Lomb Inc., Nov. 55.00 Calls, 11/18/06 ..................   United States             365                29,200
                                                                                                         -----------------
                                                                                                                   51,700
                                                                                                         -----------------
  TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $571,911)                                                     $        504,790
                                                                                                         =================


                                        Quarterly Statements of Investments | 41

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND                                                    COUNTRY            SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT 1.5%
COMMUNICATIONS EQUIPMENT 0.1%
Alcatel SA, ADR ...................................................       France            766,394      $      9,334,679
                                                                                                         -----------------
DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
AT&T Inc. .........................................................   United States         220,100             7,166,456
                                                                                                         -----------------
ELECTRIC UTILITIES 0.6%
FPL Group Inc. ....................................................   United States       1,536,813            69,156,585
                                                                                                         -----------------
FOOD PRODUCTS 0.1%
Kraft Foods Inc., A ...............................................   United States         248,972             8,878,342
                                                                                                         -----------------
METALS & MINING 0.2%
Goldcorp Inc. .....................................................       Canada          1,149,757            27,134,265
                                                                                                         -----------------
COMMERCIAL BANKS 0.2%
Regions Financial Corp. ...........................................   United States         549,100            20,201,389
                                                                                                         -----------------
REAL ESTATE 0.1%
SL Green Realty Corp. .............................................   United States          84,787             9,470,708
                                                                                                         -----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Advanced Micro Devices Inc. .......................................   United States         623,717            15,499,367
                                                                                                         -----------------
TOTAL SECURITIES SOLD SHORT
 (PROCEEDS $161,857,725) ..........................................                                      $    166,841,791
                                                                                                         =================

See Currency and Selected Portfolio Abbreviations on page 53.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $6,016,575, representing 0.05% of net assets.

c     See Note 4 regarding restricted securities.

d     See Note 5 regarding holdings of 5% voting securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the aggregate value of these securities was $379,035,728, representing 3.36% of net assets.

f     Rounds to less than 0.1% of net assets.

g Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

h     See Note 7 regarding other considerations.

i     Security segregated with broker for securities sold short.

j     The coupon rate shown represents the rate at period end.

k     See Note 6 regarding unfunded loan commitments.

l     Defaulted security.

m     The principal amount is stated in U.S. dollars unless otherwise indicated.

n A portion of the security is traded on a discount basis with no stated coupon rate.

o At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

p A portion or all of the security is held in connection with open option contracts.


42 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS/
      MUTUAL EUROPEAN FUND                                               COUNTRY          CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 94.5%
      COMMON STOCKS AND OTHER EQUITY INTERESTS 91.4%
      AUTOMOBILES 0.6%
      Renault SA ..................................................       France            117,178      $     13,441,334
                                                                                                         -----------------
      BEVERAGES 3.0%
      Carlsberg AS, A .............................................      Denmark             28,600             2,247,372
      Carlsberg AS, B .............................................      Denmark            356,306            29,967,908
      Pernod Ricard SA ............................................       France            154,800            32,215,677
                                                                                                         -----------------
                                                                                                               64,430,957
                                                                                                         -----------------
      CHEMICALS 5.8%
    a Arkema ......................................................       France             75,490             3,562,352
      K+S AG ......................................................      Germany            334,330            26,839,028
      Koninklijke DSM NV ..........................................    Netherlands          610,876            26,797,319
      Linde AG ....................................................      Germany            478,018            45,090,822
    a Sika AG .....................................................    Switzerland           16,481            20,762,738
                                                                                                         -----------------
                                                                                                              123,052,259
                                                                                                         -----------------
      COMMERCIAL BANKS 9.2%
      Aareal Bank AG ..............................................      Germany            185,532             8,230,502
      Banca Intesa SpA ............................................       Italy           2,925,735            19,257,064
      BNP Paribas SA ..............................................       France            450,100            48,433,805
      Danske Bank AS ..............................................      Denmark            463,013            18,211,341
      KBC Groep NV ................................................      Belgium             95,169            10,023,580
      Societe Generale, A .........................................       France            174,683            27,802,388
      Svenska Handelsbanken AB, A .................................       Sweden          1,272,140            34,373,013
      Swedbank AB .................................................       Sweden            931,880            27,659,018
                                                                                                         -----------------
                                                                                                              193,990,711
                                                                                                         -----------------
      COMMERCIAL SERVICES & SUPPLIES 0.6%
      Techem AG ...................................................      Germany            259,982            12,558,622
                                                                                                         -----------------
      COMMUNICATIONS EQUIPMENT 0.2%
    a Lucent Technologies Inc. ....................................   United States       1,867,500             4,369,950
                                                                                                         -----------------
      CONSTRUCTION & ENGINEERING 0.3%
      Imtech NV ...................................................    Netherlands          102,434             5,371,646
                                                                                                         -----------------
      DISTRIBUTORS 0.9%
      Compania de Distribucion Integral Logista SA ................       Spain             322,008            19,630,371
                                                                                                         -----------------
      DIVERSIFIED FINANCIAL SERVICES 4.8%
      Deutsche Boerse AG ..........................................      Germany            156,577            23,550,514
      Euronext NV .................................................    Netherlands          258,705            25,148,073
      Fortis ......................................................      Belgium          1,273,570            51,684,524
  a,b Marconi Corp., Contingent Distribution ......................   United Kingdom     28,582,000                    --
                                                                                                         -----------------
                                                                                                              100,383,111
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 43

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS/
        MUTUAL EUROPEAN FUND                                             COUNTRY          CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED TELECOMMUNICATION SERVICES 2.4%
a,c,d,e AboveNet Inc. .............................................   United States          83,713      $      2,564,966
a,b,d,e AboveNet Inc., Contingent Distribution ....................   United States      11,722,000                    --
  a,c,d AboveNet Inc., options to purchase (shares), exercise price
         $ 20.95, expiration date, 9/09/13 ........................   United States             117                 2,603
a,c,d,e AboveNet Inc., wts., 9/08/08 ..............................   United States           2,816                65,331
a,c,d,e AboveNet Inc., wts., 9/08/10 ..............................   United States           3,313                66,260
        Belgacom ..................................................      Belgium            518,490            20,213,056
        France Telecom SA .........................................       France            135,130             3,101,831
        Koninklijke (Royal) KPN NV ................................    Netherlands        1,939,171            24,740,121
                                                                                                         -----------------
                                                                                                               50,754,168
                                                                                                         -----------------
        ELECTRIC UTILITIES 2.5%
        E.ON AG ...................................................      Germany            306,086            36,376,183
        Endesa SA .................................................       Spain             365,709            15,560,226
                                                                                                         -----------------
                                                                                                               51,936,409
                                                                                                         -----------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
        OMX AB ....................................................       Sweden            847,560            16,423,900
                                                                                                         -----------------
        ENERGY EQUIPMENT & SERVICES 1.9%
      a Aker Drilling ASA .........................................       Norway          1,209,492             5,411,390
        Fugro NV ..................................................    Netherlands          378,195            15,938,001
      a Petrojarl ASA .............................................       Norway            134,011             1,439,400
      a Petroleum Geo-Services ASA ................................       Norway            134,011             6,529,660
      a Seadrill Ltd. .............................................      Bermuda            882,140            11,570,024
                                                                                                         -----------------
                                                                                                               40,888,475
                                                                                                         -----------------
        FOOD & STAPLES RETAILING 3.2%
        Bourbon SA ................................................       France            339,698            16,409,362
        Carrefour SA ..............................................       France            704,130            44,497,075
        RHM PLC ...................................................   United Kingdom      1,117,244             5,810,483
                                                                                                         -----------------
                                                                                                               66,716,920
                                                                                                         -----------------
        FOOD PRODUCTS 12.1%
        Cadbury Schweppes PLC .....................................   United Kingdom      2,622,412            27,915,254
        CSM NV ....................................................    Netherlands          816,226            25,981,958
        Groupe Danone .............................................       France            323,470            45,411,867
        Leroy Seafood Group ASA ...................................       Norway            599,503             9,507,245
        Nestle SA .................................................    Switzerland          166,037            57,904,441
      d Orkla ASA .................................................       Norway          1,322,640            62,925,437
      a Pan Fish ASA ..............................................       Norway         16,859,857            13,278,224
        Rieber & Son ASA ..........................................       Norway          1,548,350            12,217,979
                                                                                                         -----------------
                                                                                                              255,142,405
                                                                                                         -----------------
        HEALTH CARE PROVIDERS & SERVICES 1.1%
        Rhoen-Klinikum AG .........................................      Germany            516,439            23,204,804
                                                                                                         -----------------


44 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS/
        MUTUAL EUROPEAN FUND                                             COUNTRY          CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HOTELS RESTAURANTS & LEISURE 0.5%
        Ladbrokes PLC .............................................   United Kingdom      1,526,111      $     11,123,077
                                                                                                         -----------------
        HOUSEHOLD DURABLES 2.9%
        Hunter Douglas NV .........................................    Netherlands          369,725            25,929,353
        Koninklijke Philips Electronics NV ........................    Netherlands        1,019,375            35,770,982
                                                                                                         -----------------
                                                                                                               61,700,335
                                                                                                         -----------------
        INDUSTRIAL CONGLOMERATES 2.4%
        Siemens AG ................................................      Germany            571,075            49,834,767
                                                                                                         -----------------
        INSURANCE 2.3%
  a,c,e Augsburg Re AG ............................................    Switzerland           17,909                16,835
      a Berkshire Hathaway Inc., A ................................   United States             203            19,447,400
  a,c,e Olympus Re Holdings Ltd. ..................................      Bermuda             16,080                16,080
        White Mountains Insurance Group Ltd. ......................   United States          58,172            28,909,157
                                                                                                         -----------------
                                                                                                               48,389,472
                                                                                                         -----------------
        MACHINERY 4.3%
        AB SKF, B .................................................       Sweden          1,067,150            15,618,534
        Kone OYJ, B ...............................................      Finland            579,380            28,104,941
        Schindler Holding AG ......................................    Switzerland          502,363            26,199,062
        Schindler Holding AG, Reg D ...............................    Switzerland          396,443            20,944,697
                                                                                                         -----------------
                                                                                                               90,867,234
                                                                                                         -----------------
        MARINE 0.5%
        A P Moller - Maersk A/S ...................................      Denmark              1,316            11,281,151
                                                                                                         -----------------
        MEDIA 4.7%
        JC Decaux SA ..............................................       France            619,833            16,766,919
        Mediaset SpA ..............................................       Italy           1,635,178            17,616,359
        NTL Inc. ..................................................   United Kingdom      1,632,505            41,514,602
        Sun-Time Media Group Inc., A ..............................   United States         215,694             1,419,267
      f Time Warner Inc. ..........................................   United States       1,225,100            22,333,573
                                                                                                         -----------------
                                                                                                               99,650,720
                                                                                                         -----------------
        METALS & MINING 4.6%
      a African Platinum PLC ......................................   United Kingdom      3,791,605             1,774,897
        Anglo American PLC ........................................    South Africa       1,377,835            57,609,768
      a Highland Gold Mining Ltd. .................................   United Kingdom      1,251,038             4,064,248
a,e,g,h International Metal Enterprises Inc., 144A ................   United States       2,050,000            11,070,000
a,e,g,h International Metal Enterprises Inc., wts., 144A, 10/03/06    United States       4,100,000             1,640,000
        Mittal Steel Co. NV .......................................    Netherlands          592,066            20,663,614
                                                                                                         -----------------
                                                                                                               96,822,527
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 45

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
                                                                                       SHARES/WARRANTS/
        MUTUAL EUROPEAN FUND                                             COUNTRY          CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        MULTI-UTILITIES 3.6%
        RWE AG ....................................................      Germany            411,804      $     38,045,899
        Suez SA ...................................................       France            869,893            38,258,915
                                                                                                         -----------------
                                                                                                               76,304,814
                                                                                                         -----------------
        MULTILINE RETAIL 0.9%
        Jelmoli Holding AG ........................................    Switzerland            8,844            18,137,911
                                                                                                         -----------------
        OIL, GAS & CONSUMABLE FUELS 4.5%
        BP PLC ....................................................   United Kingdom        747,800             8,149,269
        Eni SpA ...................................................       Italy             361,200            10,705,185
a,c,e,h Euro Wagon LP .............................................   Jersey Islands     14,000,000            17,754,799
        Ganger Rolf ...............................................       Norway            470,416            13,046,188
        Norsk Hydro ASA ...........................................       Norway            441,000             9,848,501
        Royal Dutch Shell PLC, A ..................................   United Kingdom        462,929            15,246,637
        Total SA, B ...............................................       France            306,368            20,106,732
                                                                                                         -----------------
                                                                                                               94,857,311
                                                                                                         -----------------
        PAPER & FOREST PRODUCTS 0.5%
      a Ahlstrom OYJ, A ...........................................      Finland            393,345            10,051,628
                                                                                                         -----------------
        PHARMACEUTICALS 1.3%
        Sanofi-Aventis ............................................       France            316,766            28,200,928
                                                                                                         -----------------
        REAL ESTATE 0.1%
      e Canary Wharf Group PLC ....................................   United Kingdom        192,100             1,090,963
  a,c,e Security Capital European Realty ..........................     Luxembourg            5,281                32,795
                                                                                                         -----------------
                                                                                                                1,123,758
                                                                                                         -----------------
        THRIFTS & MORTGAGE FINANCE 0.9%
        Hypo Real Estate Holding AG ...............................      Germany            314,154            19,593,808
                                                                                                         -----------------
        TOBACCO 8.0%
        Altadis SA ................................................       Spain           1,086,551            51,590,969
        British American Tobacco PLC ..............................   United Kingdom      2,259,606            61,095,624
        Imperial Tobacco Group PLC ................................   United Kingdom      1,706,404            56,873,775
                                                                                                         -----------------
                                                                                                              169,560,368
                                                                                                         -----------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $1,366,034,532) .....................................                                         1,929,795,851
                                                                                                         -----------------
        PREFERRED STOCKS 0.6%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%i
      c PTV Inc., 10.00%, pfd., A .................................   United Kingdom         46,841               138,181
                                                                                                         -----------------
        MACHINERY 0.6%
        Jungheinrich AG, pfd. .....................................      Germany            452,549            12,184,377
                                                                                                         -----------------
        TOTAL PREFERRED STOCKS (COST $9,849,000) ..................                                            12,322,558
                                                                                                         -----------------


46 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
      MUTUAL EUROPEAN FUND                                               COUNTRY     PRINCIPAL AMOUNT m        VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS & NOTES (COST $205,953) 0.0% i
    e Augsburg Re AG, zero cpn., 10/15/06 .........................     Switzerland         205,953      $        193,596
                                                                                                         -----------------
      CORPORATE BONDS & NOTES IN REORGANIZATION 2.4%
    k Eurotunnel PLC,
       Participating Loan Note, 1.00%, 4/30/40 ....................   United Kingdom        210,000 GBP            37,355
        j S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26     United Kingdom        148,000 GBP            72,052
      g,j Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
            12/15/12 ..............................................   United Kingdom        380,300 GBP           706,752
        j Tier 2, FRN, 5.959%, 12/31/18 ...........................   United Kingdom      7,595,283 GBP        13,866,242
        j Tier 3, FRN, 5.895%, 12/31/25 ...........................   United Kingdom     14,544,322 GBP        20,152,800
    k Eurotunnel SA,
        j S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26          France             35,000 EUR            11,541
        j S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26          France             52,000 EUR            17,146
          Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
            12/15/12 ..............................................       France            163,300 EUR           205,544
        j Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 ...................       France            988,713 EUR         1,222,539
        j Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 ...................       France            437,395 EUR           540,836
        j Tier 3 (LIBOR), FRN, 4.30%, 12/31/25 ....................       France          8,732,014 EUR         8,194,715
        j Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ...................       France          5,798,977 EUR         5,442,154
                                                                                                         -----------------
      TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
      (COST $36,662,448)...........................................                                            50,469,676
                                                                                                         -----------------
      GOVERNMENT AGENCIES (COST $1,929,833) 0.1%
      Government of Norway, 6.75%, 1/15/07 ........................       Norway         13,450,000 NOK         2,078,700
                                                                                                         -----------------
      TOTAL LONG TERM INVESTMENTS
       (COST $1,414,681,766) ......................................                                         1,994,860,381
                                                                                                         -----------------
      SHORT TERM INVESTMENTS 3.8%
      GOVERNMENT AGENCIES (COST $26,961,281) 1.3%
  f,l Federal Home Loan Bank, 10/17/06 - 3/16/07 ..................    United States     27,315,000            26,972,392
                                                                                                         -----------------
    n REPURCHASE AGREEMENT (COST $52,000,000) 2.5%
      Merrill Lynch & Co. Inc,. 4.95%, 10/02/06 (Maturity Value
       $52,021,450) Collateralized by U.S. Government Agency
       Securities, 4.125%, 8/15/08.................................    United States     52,000,000            52,000,000
                                                                                                         -----------------
      TOTAL SHORT TERM INVESTMENTS
        (COST $78,961,281) ........................................                                            78,972,392
                                                                                                         -----------------

      TOTAL INVESTMENTS (COST $1,493,643,047) 98.3%................                                         2,073,832,773
      SECURITIES SOLD SHORT (0.2)%.................................                                            (4,440,048)
      NET UNREALIZED LOSS ON FORWARD EXCHANGE
       CONTRACTS (0.0)% i .........................................                                              (461,634)
      OTHER ASSETS, LESS LIABILITIES 1.9% .........................                                            41,011,477
                                                                                                         -----------------
      NET ASSETS 100.0% ...........................................                                      $  2,109,942,568
                                                                                                         =================


                                        Quarterly Statements of Investments | 47

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
      MUTUAL EUROPEAN FUND                                               COUNTRY     PRINCIPAL AMOUNT m        VALUE
--------------------------------------------------------------------------------------------------------------------------
      SECURITIES SOLD SHORT (PROCEEDS $4,469,533) 0.2%
      COMMUNICATIONS EQUIPMENT 0.2%
      Alcatel SA, ADR .............................................       France            364,536      $      4,440,048
                                                                                                         =================

See Currency and Selected Portfolio Abbreviations on page 53.

a     Non-income producing for the twelve months ended September 30, 2006.

b Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

c     See Note 4 regarding restricted securities.

d     See Note 7 regarding other considerations.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the aggregate value of these securities was $34,511,625, representing 1.64% of net assets.

f     Security segregated with broker for securities sold short.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $12,710,000, representing 0.60% of net assets.

h     See Note 5 regarding holdings of 5% voting securities.

i     Rounds to less than 0.1% of net assets.

j     The coupon rate shown represents the rate at period end.

k     Defaulted security.

l A portion of the security is traded on a discount basis with no stated coupon rate.

m     The Principal Amount is stated in U.S. dollars unless otherwise indicated.

n At September 30, 2006, all repurchase agreements had been entered on September 29, 2006.


48 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                     COUNTRY       SHARES/RIGHTS          VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 91.8%
      COMMON STOCKS AND OTHER EQUITY INTERESTS 91.0%
      CAPITAL MARKETS 5.9%
    a A.B. Watley Group Inc. ......................................   United States         128,365      $          1,540
      Acta Holding ASA ............................................       Norway          5,295,740            21,421,682
      Aizawa Securities Co., Ltd. .................................       Japan             280,900             2,200,013
    a FIM Group Oyj ...............................................      Finland          1,177,422             7,690,013
      HCI Capital AG ..............................................      Germany            480,558             8,251,867
      Ichiyoshi Securities Co. Ltd. ...............................       Japan             560,100             7,497,719
      Patriot Capital Funding Inc. ................................   United States         440,000             5,860,800
      Toyo Securities Co. Ltd. ....................................       Japan             667,000             3,185,200
                                                                                                         -----------------
                                                                                                               56,108,834
                                                                                                         -----------------
      COMMERCIAL BANKS 30.6%
    a Aareal Bank AG ..............................................      Germany            124,903             5,540,901
    a Aspis Bank SA ...............................................       Greece          2,200,000            10,546,351
      Banca Intesa SpA ............................................       Italy           2,114,959            13,920,571
      Banque Cantonale Vaudoise ...................................    Switzerland           25,107            10,091,399
      Basler Kantonalbank .........................................    Switzerland           48,387             4,218,671
      BNP Paribas SA ..............................................       France            179,280            19,291,741
    a Centennial Bank Holdings Inc. ...............................   United States         946,861             9,165,614
      Chinatrust Financial Holding Co. Ltd. .......................       Taiwan         20,216,000            15,081,099
      City National Corp. .........................................   United States          90,253             6,052,366
      Danske Bank AS ..............................................      Denmark            328,658            12,926,857
a,b,c Elephant Capital Holdings Ltd. ..............................       Japan               2,090             5,062,977
      First Community Bancorp .....................................   United States         373,250            20,883,338
      Laurentian Bank of Canada ...................................       Canada            526,600            13,550,906
      Mitsubishi UFJ Financial Group Inc. .........................       Japan               1,158            14,903,349
a,b,c NCB Warrant Holdings Ltd., A ................................       Japan              10,590             1,710,285
      North Fork Bancorp Inc. .....................................   United States         120,820             3,460,285
      Prosperity Bancshares Inc. ..................................   United States         152,837             5,202,571
      Societe Generale, A .........................................       France            112,159            17,851,125
      Societe Generale, rts., 10/13/06 ............................       France            112,159                    --
    c State National Bancshares Inc. ..............................   United States         507,936            18,331,664
      Sumitomo Mitsui Financial Group Inc. ........................       Japan               1,479            15,528,216
      Svenska Handelsbanken AB, A .................................       Sweden            912,120            24,645,332
      Swedbank AB .................................................       Sweden            543,855            16,142,095
    a Texas Capital Bancshares Inc. ...............................   United States         282,000             5,279,040
      U.S. Bancorp ................................................   United States         353,610            11,746,924
      Wachovia Corp. ..............................................   United States         148,670             8,295,786
                                                                                                         -----------------
                                                                                                              289,429,463
                                                                                                         -----------------
      COMMERCIAL SERVICES & SUPPLIES 0.5%
    a Comdisco Holding Co. Inc. ...................................   United States              53                   975
  a,d Comdisco Holding Co. Inc., Contingent Distribution ..........   United States       4,645,036                    --
  a,e Integrated Alarm Services Group Inc. ........................   United States       1,277,700             4,983,030
                                                                                                         -----------------
                                                                                                                4,984,005
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 49

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                     COUNTRY       SHARES/RIGHTS          VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      CONSUMER FINANCE 1.7%
      Aiful Corp. .................................................       Japan             162,610      $      6,292,094
      Credia Co. Ltd. .............................................       Japan             110,000               857,796
      Takefuji Corp. ..............................................       Japan             126,373             5,799,430
    a White River Capital Inc. ....................................   United States         172,799             2,872,783
                                                                                                         -----------------
                                                                                                               15,822,103
                                                                                                         -----------------
      DIVERSIFIED CONSUMER SERVICES 1.2%
      H&R Block Inc. ..............................................   United States         543,820            11,822,647
                                                                                                         -----------------
      DIVERSIFIED FINANCIAL SERVICES 12.5%
      Almancora Comm VA ...........................................      Belgium             46,343             5,994,763
    a Bolsas Y Mercados Espanoles .................................       Spain             262,000             9,798,595
      Capital One Financial Corp. .................................   United States         112,890             8,879,927
      Citigroup Inc. ..............................................   United States         189,170             9,396,074
      Deutsche Boerse AG ..........................................      Germany             99,316            14,937,972
      Euronext NV .................................................    Netherlands          230,569            22,413,042
      Fortis ......................................................      Belgium            699,920            28,404,432
      Guinness Peat Group PLC .....................................    New Zealand        3,286,949             5,150,518
    a Hellenic Exchanges Holding SA ...............................       Greece            338,340             5,363,535
      JER Investors Trust Inc. ....................................   United States         363,900             6,244,524
      Leucadia National Corp. .....................................   United States          83,350             2,181,269
                                                                                                         -----------------
                                                                                                              118,764,651
                                                                                                         -----------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
      OMX AB ......................................................       Sweden            746,610            14,467,705
                                                                                                         -----------------
      HEALTH CARE PROVIDERS & SERVICES 0.0% f
      Aetna Inc. ..................................................   United States           3,500               138,425
                                                                                                         -----------------
      INSURANCE 17.5%
      American International Group Inc. ...........................   United States          72,400             4,797,224
a,c,g AmTrust Financial Services Inc., 144A .......................   United States       1,600,000            12,000,000
a,b,c Augsburg Re AG ..............................................    Switzerland           10,745                10,100
      Axis Capital Holdings Ltd. ..................................      Bermuda            241,400             8,374,166
    a Berkshire Hathaway Inc., A ..................................   United States             113            10,825,400
    a Berkshire Hathaway Inc., B ..................................   United States             334             1,060,116
      FBD Holdings PLC ............................................      Ireland            153,330             7,303,659
      Grupo Catalana Occidente SA .................................       Spain             533,066            17,914,908
      Hartford Financial Services Group Inc. ......................   United States         155,050            13,450,588
a,b,c Imagine Group Holdings Ltd. .................................      Bermuda            551,589             5,649,115
      Montpelier Re Holdings Ltd. .................................      Bermuda            302,275             5,861,112
      Nationwide Financial Services Inc., A .......................   United States         104,390             5,021,159
      Old Republic International Corp. ............................   United States         732,875            16,233,181
a,b,c Olympus Re Holdings Ltd. ....................................   United States           7,480                 7,480
      Prudential Financial Inc. ...................................   United States          71,050             5,417,563
      SNS Reaal Groep NV ..........................................    Netherlands          210,810             4,050,341
a,b,c Symetra Financial ...........................................   United States         117,300            14,779,800


50 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                     COUNTRY       SHARES/RIGHTS          VALUE
--------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      INSURANCE (CONTINUED)
      The St. Paul Travelers Cos. Inc. ............................   United States         289,473      $     13,573,389
      White Mountains Insurance Group Ltd. ........................   United States          38,548            19,156,814
                                                                                                         -----------------
                                                                                                              165,486,115
                                                                                                         -----------------
      REAL ESTATE 8.9%
    g CBRE Realty Finance Inc., 144A ..............................   United States         525,000             8,006,250
      DIC Asset AG ................................................      Germany            200,000             7,089,238
      Eurocastle Investment Ltd. ..................................  Guernsey Islands       446,293            17,370,195
      iStar Financial Inc. ........................................   United States         177,300             7,393,410
      KKR Financial Corp. .........................................   United States         382,400             9,384,096
      Link REIT ...................................................     Hong Kong         2,740,341             5,705,343
      Medical Properties Trust Inc. ...............................   United States         189,526             2,537,753
    a Patrizia Immobilien AG ......................................      Germany            643,800            17,170,303
    a Vivacon AG ..................................................      Germany            374,998             9,178,548
                                                                                                         -----------------
                                                                                                               83,835,136
                                                                                                         -----------------
      THRIFTS & MORTGAGE FINANCE 10.7%
      Bank Mutual Corp. ...........................................   United States         229,240             2,780,681
      Countrywide Financial Corp. .................................   United States         249,335             8,736,698
    a Franklin Bank Corp. .........................................   United States         310,100             6,164,788
      Golden West Financial Corp. .................................   United States         106,110             8,196,998
      Hudson City Bancorp Inc. ....................................   United States       1,303,320            17,268,990
      Hypo Real Estate Holding AG .................................      Germany            258,966            16,151,728
    a Interhyp AG .................................................      Germany            120,500            10,850,085
      Sovereign Bancorp Inc. ......................................   United States         602,345            12,956,441
      Washington Mutual Inc. ......................................   United States         411,020            17,867,039
                                                                                                         -----------------
                                                                                                              100,973,448
                                                                                                         -----------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $701,478,159).........................................                                           861,832,532
                                                                                                         -----------------
      PREFERRED STOCKS (COST $7,448,950) 0.8%
      REAL ESTATE 0.8%
      iStar Financial Inc., 7.875%, pfd., E .......................   United States         297,958             7,614,317
                                                                                                         -----------------

                                                                                      ------------------
                                                                                      PRINCIPAL AMOUNT j
                                                                                      ------------------
      CORPORATE BONDS & NOTES (COST $123,572) 0.0% f
    c Augsburg Re AG, zero cpn., 10/15/06 .........................    Switzerland          123,572               116,158
                                                                                                         -----------------
      TOTAL LONG TERM INVESTMENTS (COST $709,050,681) .............                                           869,563,007
                                                                                                         -----------------


                                        Quarterly Statements of Investments | 51

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                     COUNTRY      PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS 6.6%
      GOVERNMENT AGENCIES (COST $9,225,171) 1.0%
    h Federal Home Loan Bank, 10/17/06 - 3/16/07 ..................    United States    $ 9,370,000      $      9,230,444
                                                                                                         -----------------
      REPURCHASE AGREEMENT (COST $53,100,000) 5.6%
    i Merrill Lynch & Co. Inc., 4.95%, 10/02/06 (Maturity Value
        $53,121,904) Collateralized by U.S. Government Agency
        Securities, 4.125%, 8/15/08................................    United States     53,100,000            53,100,000
                                                                                                         -----------------

      TOTAL SHORT TERM INVESTMENTS (COST $62,325,171) .............                                            62,330,444
                                                                                                         -----------------

      TOTAL INVESTMENTS (COST $771,375,852) 98.4%..................                                           931,893,451
      NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.0)% f ..                                               (95,007)
      OTHER ASSETS, LESS LIABILITIES 1.6% .........................                                            15,326,606
                                                                                                         -----------------
      NET ASSETS 100.0% ...........................................                                      $    947,125,050
                                                                                                         =================

See Selected Portfolio Abbreviations on Page 53.

a     Non-income producing for the twelve months ended September 30, 2006.

b     See Note 4 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the aggregate value of these securities was $57,667,579, representing 6.09% of net assets.

d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

e     See Note 5 regarding holdings of 5% voting securities.

f     Rounds to less than 0.1% of net assets.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the aggregate value of these securities was $20,006,250, representing 2.12% of net assets.

h A portion of the security is traded on a discount basis with no stated coupon rate.

i At September 30, 2006, all repurchase agreements had been entered on that date.

j     The principal amount is stated in U.S. dollars unless otherwise indicated.


52 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

CAD    -  Canadian Dollar
EUR    -  Euro
GBP    -  British Pound
NOK    -  Norwegian Krone

SELECTED PORTFOLIO ABBREVIATIONS

ADR    -  American Depository Receipt
FRN    -  Floating Rate Note
LIBOR  -  London InterBank Offered Rate
PIBOR  -  Paris InterBank Offered Rate
PIK    -  Payment In Kind Payment-In-Kind
REIT   -  Real Estate Investment Trust


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 53

Franklin Mutual Series Fund Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Mutual Series Fund Inc. (the Series Funds) are registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series (the Funds).

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                     ---------------------------------------------------------
                                                      MUTUAL SHARES      MUTUAL QUALIFIED      MUTUAL BEACON
                                                           FUND                FUND                FUND
                                                     ---------------------------------------------------------
Cost of investments ..............................   $ 15,291,328,645    $  3,648,146,103    $  4,969,371,032
                                                     =========================================================
Unrealized appreciation ..........................   $  4,293,436,688    $  1,727,360,342    $  1,677,989,155
Unrealized depreciation ..........................       (493,146,523)       (121,086,692)       (155,683,456)
                                                     ---------------------------------------------------------
Net unrealized appreciation (depreciation) .......   $  3,800,290,165    $  1,606,273,650    $  1,522,305,699
                                                     =========================================================

                                                     ---------------------------------------------------------
                                                     MUTUAL DISCOVERY    MUTUAL EUROPEAN     MUTUAL FINANCIAL
                                                           FUND                FUND           SERVICES FUND
                                                     ---------------------------------------------------------
Cost of investments ..............................   $  8,474,386,521    $  1,496,303,870    $    773,640,297
                                                     =========================================================
Unrealized appreciation ..........................   $  2,873,514,946    $    610,081,685    $    195,157,664
Unrealized depreciation ..........................       (205,850,958)        (32,552,782)        (36,904,510)
                                                     ---------------------------------------------------------
Net unrealized appreciation (depreciation) .......   $  2,667,663,988    $    577,528,903    $    158,253,154
                                                     =========================================================

2. SYNTHETIC EQUITY SWAPS

At September 30, 2006, the Funds had the following synthetic equity swaps outstanding:

MUTUAL SHARES FUND

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO BUY                                             CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) ............            164,222       $17,098,666      $ 6,940,654
                                                                                             ------------
Total contracts to buy ................................................................      $ 6,940,654
                                                                                             ============

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF        NOTIONAL       UNREALIZED
CONTRACTS TO SELL                                            CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) .............................            163,903       $16,888,769      $(4,776,133)
                                                                                             ------------
Total contracts to sell ...............................................................       (4,776,133)
                                                                                             ------------
Net unrealized gain (loss) ............................................................      $ 2,164,521
                                                                                             ============


54 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

MUTUAL QUALIFIED FUND

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO BUY                                             CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) ............             67,145       $ 6,991,085      $ 2,837,720
                                                                                             ------------
Total contracts to buy ................................................................      $ 2,837,720
                                                                                             ============

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO SELL                                            CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) .............................             67,024       $ 6,906,236      $(1,946,511)
                                                                                             ------------
Total contracts to sell ...............................................................       (1,946,511)
                                                                                             ------------
Net unrealized gain (loss) ............................................................      $   891,209
                                                                                             ============

MUTUAL BEACON FUND

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO BUY                                             CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) ............             72,087       $ 7,505,642      $ 3,036,711
                                                                                             ------------
Total contracts to buy ................................................................      $ 3,036,711
                                                                                             ============

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO SELL                                            CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) .............................             71,930       $ 7,411,757      $(2,027,406)
                                                                                             ------------
Total contracts to sell ...............................................................       (2,027,406)
                                                                                             ------------
Net unrealized gain (loss) ............................................................      $ 1,009,305
                                                                                             ============

MUTUAL DISCOVERY FUND

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO BUY                                             CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Christian Dior SA (46.76 - 54.99 EUR) ............             75,476       $ 7,858,502      $ 3,188,279
                                                                                             ------------
Total contracts to buy ................................................................      $ 3,188,279
                                                                                             ============

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO SELL                                            CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton
(54.61 - 61.76 EUR) ..............................             75,332       $ 7,762,303      $(2,197,996)
                                                                                             ------------
Total contracts to sell ...............................................................       (2,197,996)
                                                                                             ------------
Net unrealized gain (loss) ............................................................      $   990,283
                                                                                             ============


                                        Quarterly Statements of Investments | 55

Franklin Mutual Series Fund Inc.

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

MUTUAL EUROPEAN FUND

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO BUY                                             CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
AAReal Bank AG (23.48 - 25.89 EUR) ...............            284,453       $12,618,800      $ 3,765,689
Christian Dior SA (46.76 - 54.99 EUR) ............             38,450         4,003,384        1,631,742
                                                                                             ------------
Total contracts to buy ................................................................      $ 5,397,431
                                                                                             ============

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO SELL                                            CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Fred Olsen Energy ASA
 (228.03 - 282.66 NOK) ...........................            188,512       $ 7,740,995      $  (568,815)
LVMH Moet Hennessy Louis Vuitton
 (54.61 - 61.76 EUR) .............................             39,268         4,046,224       (1,141,537)
                                                                                             ------------
Total contracts to sell ...............................................................       (1,710,352)
                                                                                             ------------
Net unrealized gain (loss) ............................................................      $ 3,687,079
                                                                                             ============

MUTUAL FINANCIAL SERVICES FUND

---------------------------------------------------------------------------------------------------------
                                                             NUMBER OF       NOTIONAL        UNREALIZED
CONTRACTS TO BUY                                             CONTRACTS         VALUE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
AAReal Bank AG (23.43 - 25.89 EUR) ...............            209,553       $ 9,296,113      $ 2,792,603
                                                                                             ------------
Total contracts to buy ................................................................      $ 2,792,603
                                                                                             ============

3. FORWARD EXCHANGE CONTRACTS

At September 30, 2006, the Fund had the following forward exchange contracts outstanding:

MUTUAL SHARES FUND

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       74,350,000   British Pound .......................        $140,861,295    10/04/06       $   1,635,199
      141,342,139   British Pound .......................         268,845,682    10/16/06           4,128,524
      702,784,738   Danish Krone ........................         121,491,986    10/23/06           1,802,229
       61,823,992   Euro ................................          78,615,697    10/24/06              96,689
       80,507,500   British Pound .......................         151,646,342    11/08/06             823,629
      131,860,651   Euro ................................         171,116,377    11/24/06           3,356,795
        8,154,036   Euro ................................          10,508,709    11/27/06             133,011
      251,657,692   Euro ................................         326,342,746    12/06/06           5,974,176
    2,151,583,375   Taiwan Dollar .......................          66,912,500    12/06/06           1,929,567
    1,761,852,743   Norwegian Krone .....................         277,239,700    12/07/06           6,209,615
      112,826,723   Swiss Franc .........................          92,182,991    12/07/06           1,306,012
      118,425,335   Euro ................................         150,942,770    12/13/06             131,480
    2,128,490,717   Swedish Krona .......................         293,697,935    12/15/06           1,603,864
       62,556,783   Singapore Dollar ....................          39,852,116     1/24/07             220,085
      300,000,000   Euro ................................         384,075,720     3/13/07             492,821
   35,046,588,307   Japense Yen .........................         306,408,001     3/19/07           2,712,580
   25,329,802,500   Korean Won ..........................          26,962,500     3/22/07              65,071
      117,750,000   Canadian Dollar .....................         106,128,887     3/26/07             161,220
                                                                                                --------------
    Unrealized gain on forward exchange contracts ...........................................   $  32,782,567
                                                                                                --------------


56 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL SHARES FUND

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       40,549,637   British Pound .......................        $ 70,575,168    10/04/06       $  (5,357,147)
      227,366,879   Euro ................................         280,641,808    10/18/06          (8,022,887)
      207,641,244   Euro ................................         252,186,402    10/24/06         (11,526,504)
      214,413,674   Euro ................................         261,460,823    11/27/06         (11,372,333)
    1,605,650,000   Korean Won ..........................           1,700,000     3/22/07              (5,022)
      110,524,954   Canadian Dollar .....................          99,392,944     3/26/07             (72,631)
                                                                                                --------------
     Unrealized loss on forward exchange contracts .......................................        (36,356,524)
                                                                                                --------------
         Net unrealized gain (loss) on forward exchange contracts ........................      $  (3,573,957)
                                                                                                ==============

MUTUAL QUALIFIED FUND

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       22,536,275   British Pound .......................        $ 42,670,521    10/04/06       $     469,613
       38,957,848   British Pound .......................          74,051,087    10/16/06           1,087,633
       14,800,000   Euro ................................          18,819,754    10/24/06              23,146
       39,386,353   British Pound .......................          74,242,981    11/08/06             456,605
       20,550,000   Canadian Dollar .....................          18,522,808    11/24/06              29,087
       80,362,538   Euro ................................         104,298,353    11/24/06           2,057,195
        3,643,738   Euro ................................           4,692,369    11/27/06              55,853
      123,200,521   Euro ................................         159,602,765    12/06/06           2,764,424
      559,302,000   Taiwan Dollar .......................          17,375,000    12/06/06             482,750
      891,276,296   Norwegian Krone .....................         140,409,953    12/07/06           3,302,757
       76,412,443   Swiss Franc .........................          62,414,714    12/07/06             867,841
       74,372,385   Euro ................................          94,795,548    12/13/06              84,435
      251,786,764   Swedish Krona .......................          34,729,209    12/15/06             176,358
       20,958,450   Singapore Dollar ....................          13,356,762     1/24/07              78,810
      160,000,000   Euro ................................         204,848,940     3/13/07             271,394
    8,355,311,411   Japanese Yen ........................          73,019,213     3/19/07             616,450
   58,621,631,250   Korean Won ..........................          62,400,000     3/22/07             150,356
                                                                                                --------------
    Unrealized gain on forward exchange contracts ........................................      $  12,974,707
                                                                                                ==============

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       14,575,000   British Pound .......................        $ 25,345,925    10/04/06       $  (1,946,884)
      112,052,665   Euro ................................         138,575,005    10/18/06          (3,686,914)
       36,920,666   Euro ................................          45,278,656    10/24/06          (1,612,106)
       65,463,814   Euro ................................          79,393,436    11/27/06          (3,906,751)
       18,917,493   Canadian Dollar .....................          17,012,134     3/26/07             (12,432)
     Unrealized loss on forward exchange contracts .......................................        (11,165,087)
                                                                                                --------------
             Net unrealized gain (loss) on forward exchange contracts ....................      $   1,809,620
                                                                                                ==============


                                        Quarterly Statements of Investments | 57

Franklin Mutual Series Fund Inc.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       19,125,000   British Pound .......................        $ 36,220,838    10/04/06       $     407,803
       27,801,307   British Pound .......................          52,812,124    10/16/06             743,554
      589,665,895   Danish Krone ........................         101,939,492    10/23/06           1,514,762
       21,156,252   Euro ................................          26,902,395    10/24/06              33,087
       50,657,500   British Pound .......................          95,505,514    11/08/06             603,777
       46,115,000   Euro ................................          59,848,825    11/24/06           1,179,062
       14,338,701   Euro ................................          18,477,842    11/27/06             232,396
       80,564,902   Euro ................................         104,452,182    12/06/06           1,890,393
    1,047,259,000   Taiwan Dollar .......................          32,550,000    12/06/06             920,288
    1,045,669,648   Norwegian Krone .....................         164,826,259    12/07/06           3,968,358
       34,135,469   Swiss Franc .........................          27,881,202    12/07/06             386,578
       71,813,956   Euro ................................          91,554,729    12/13/06             101,701
      783,838,242   Swedish Krona .......................         108,188,746    12/15/06             622,148
      133,200,000   Euro ................................         170,521,720     3/13/07             210,913
    9,087,367,889   Japense Yen .........................          79,440,018     3/19/07             693,636
   21,266,878,750   Korean Won ..........................          22,637,500     3/22/07              54,443
       16,400,675   Canadian Dollar .....................          14,783,970     3/26/07              24,384
                                                                                                --------------
       Unrealized gain on forward exchange contracts .....................................      $  13,587,283
                                                                                                ==============

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       16,125,000   British Pound .......................        $ 28,041,375    10/04/06       $  (2,153,928)
       76,005,687   Euro ................................          93,881,615    10/18/06          (2,615,107)
       19,281,379   Euro ................................          23,666,024    10/24/06            (822,119)
       54,674,118   Euro ................................          67,404,476    11/27/06          (2,166,237)
       15,053,274   Canadian Dollar .....................          13,537,117     3/26/07              (9,892)
                                                                                                --------------
        Unrealized loss on forward exchange contracts ....................................         (7,767,283)
                                                                                                --------------
          Net unrealized gain (loss) on forward exchange contracts .......................      $   5,820,000
                                                                                                ==============


58 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL DISCOVERY FUND

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       27,060,930   British Pound .......................        $ 51,222,655    10/04/06       $     548,981
       92,991,672   British Pound .......................         176,595,515    10/16/06           2,433,082
    1,056,877,459   Danish Krone ........................         182,742,558    10/23/06           2,748,032
       91,550,822   Euro ................................         116,416,484    10/24/06             143,180
      123,422,720   British Pound .......................         232,482,738    11/08/06           1,262,672
      227,522,909   Euro ................................         295,285,327    11/24/06           5,819,532
    1,146,450,250   Canadian Dollar .....................          35,775,000    12/06/06           1,149,477
      142,674,157   Euro ................................         184,106,557    12/06/06           2,477,634
      349,865,500   Taiwan Dollar .......................          10,700,000    12/06/06             133,230
    2,677,574,020   Norwegian Krone .....................         421,930,469    12/07/06          10,032,759
      265,000,000   Swiss Franc .........................         216,429,347    12/07/06           2,983,465
       98,130,422   Euro ................................         125,097,025    12/13/06             130,729
    1,058,011,394   Swedish Krona .......................         146,038,914    12/15/06             847,369
       59,447,721   Singapore Dollar ....................          37,879,175     1/24/07             216,850
      340,000,000   Euro ................................         435,283,140     3/13/07             555,854
   40,028,070,205   Japense Yen .........................         349,843,020     3/19/07           2,980,678
  141,176,601,000   Korean Won ..........................         150,275,000     3/22/07             361,170
       96,000,000   Canadian Dollar .....................          86,525,462     3/26/07             131,440
                                                                                                --------------
         Unrealized gain on forward exchange contracts ...................................      $  34,956,134
                                                                                                ==============

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
      103,611,922   British Pound .......................        $ 74,031,167    10/04/06       $  (5,486,832)
       32,438,067   Euro ................................         271,752,816    10/18/06          (6,530,025)
      161,901,941   Euro ................................         250,122,350    10/24/06         (10,756,611)
      415,281,056   Euro ................................         225,092,164    11/27/06         (10,340,697)
       42,464,476   New Zeland Dollar ...................          26,053,910    12/07/06            (969,659)
   15,017,550,000   Korean Won ..........................          15,900,000     3/22/07             (46,966)
       41,565,253   Canadian Dollar .....................          93,176,189     3/26/07             (68,088)
                                                                                                --------------
        Unrealized loss on forward exchange contracts ....................................        (34,198,878)
                                                                                                --------------
          Net unrealized gain (loss) on forward exchange contracts .......................      $     757,256
                                                                                                ==============


                                        Quarterly Statements of Investments | 59

Franklin Mutual Series Fund Inc.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL EUROPEAN FUND

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
        9,375,000   British Pound .......................        $ 17,755,313    10/04/06       $     199,904
       20,945,765   British Pound .......................          39,746,667    10/16/06             517,719
      235,130,116   Danish Krone ........................          40,655,440    10/23/06             610,936
       25,600,000   Euro ................................          32,553,088    10/24/06              40,037
       37,771,963   British Pound .......................          71,148,403    11/08/06             386,425
      124,183,841   Euro ................................         161,170,406    11/24/06           3,177,638
      102,363,523   Euro ................................         132,182,436    12/06/06           1,870,284
      755,543,656   Norwegian Krone .....................         118,941,529    12/07/06           2,714,414
      112,200,000   Swiss Franc .........................          91,635,227    12/07/06           1,263,046
       99,933,166   Euro ................................         127,411,687    12/13/06             149,647
      565,621,109   Swedish Krona .......................          78,067,309    12/15/06             446,781
       90,000,000   Euro                                          115,217,100     3/13/07             142,230
                                                                                                --------------
        Unrealized gain on forward exchange contracts ....................................      $  11,519,061
                                                                                                --------------

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       15,575,000   British Pound .......................        $ 27,084,925    10/04/06       $  (2,080,461)
       82,298,756   Euro ................................         102,284,966    10/18/06          (2,201,428)
        6,747,072   Danish Krone ........................           1,148,946    10/23/06                (133)
       70,417,572   Euro ................................          85,581,002    10/24/06          (3,852,206)
       68,348,757   Euro ................................          83,124,698    11/27/06          (3,846,467)
                                                                                                --------------
         Unrealized loss on forward exchange contracts ...................................        (11,980,695)
                                                                                                --------------
            Net unrealized gain (loss) on forward exchange contracts .....................      $    (461,634)
                                                                                                ==============

MUTUAL FINANCIAL SERVICES

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
       69,072,612   Danish Krone ........................        $ 11,942,501    10/23/06       $     178,893
       20,911,535   Euro ................................          27,140,335    11/24/06             535,654
       10,350,341   Euro ................................          13,423,215    12/06/06             246,889
      276,296,750   Taiwan Dollar .......................           8,650,000    12/06/06             305,181
      115,608,860   Norwegian Krone .....................          18,225,126    12/07/06             440,734
       16,000,000   Swiss Franc .........................          13,077,237    12/07/06             189,939
       39,736,025   Euro ................................          50,654,737    12/13/06              52,040
      331,695,583   Swedish Krona .......................          45,751,115    12/15/06             232,329
       40,000,000   Euro ................................          51,208,750     3/13/07              64,363
    5,805,363,420   Japense Yen .........................          50,736,738     3/19/07             430,492
        6,750,000   Canadian Dollar .....................           6,083,822     3/26/07               9,243
                                                                                                --------------
        Unrealized gain on forward exchange contracts ....................................      $   2,685,757
                                                                                                --------------


60 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL FINANCIAL SERVICES (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO BUY                                                    AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
        2,600,000   British Pound .......................        $  4,884,022    10/04/06       $     (15,322)
        1,400,000   Swiss Franc .........................           1,129,469    12/07/06              (1,831)
                                                                                                --------------
                                                                                                $     (17,153)
                                                                                                --------------

--------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT     SETTLEMENT         UNREALIZED
CONTRACTS TO SELL                                                   AMOUNT         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
        2,600,000   British Pound .......................        $  4,839,172    10/04/06       $     (29,528)
       26,930,855   Euro ................................          33,294,880    10/18/06            (896,499)
       21,239,729   Euro ................................          25,860,323    10/24/06          (1,115,004)
        9,978,142   Euro ................................          12,108,249    11/27/06            (588,553)
        5,534,868   New Zeland Dollar ...................           3,469,356    12/07/06            (129,128)
        7,455,468   Canadian Dollar .....................           6,704,558     3/26/07              (4,899)
                                                                                                --------------
                                                                                                   (2,763,611)
                                                                                                --------------
         Unrealized loss on forward exchange contracts ...................................         (2,780,764)
                                                                                                --------------
             Net unrealized gain (loss) on forward exchange contracts ....................      $     (95,007)
                                                                                                ==============


                                        Quarterly Statements of Investments | 61

Franklin Mutual Series Fund Inc.

4. RESTRICTED SECURITIES

At September 30, 2006, the Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Funds' Board of Directors as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                      ACQUISITION
CONTRACTS       ISSUER                                                DATE           COST            VALUE
----------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
      763,805   AboveNet Inc..................................       10/02/01   $   38,348,148   $   23,402,985
        1,065   AboveNet Inc., options to purchase (shares),
                 exercise price $20.95, expiration date,
                 9/09/13......................................        4/17/06               --           23,696
       25,659   AboveNet Inc., wts., 9/08/08..................       10/02/01        3,196,155          595,289
       30,186   AboveNet Inc., wts., 9/08/10..................       10/02/01        3,430,956          603,720
      123,013   Anchor Resources LLC..........................        6/29/04               --               --
    1,879,100   DecisionOne Corp..............................        3/12/99        1,313,384        1,339,798
    2,143,840   DecisionOne Corp. 12.00%, 4/15/10.............        3/12/99        5,925,920        2,143,840
       25,721   Elephant Capital Holdings Ltd.................        8/29/03               --       62,308,454
       16,598   Esmark Inc....................................        7/28/06       17,587,881       15,432,156
       60,419   Esmark Inc., 8.00%, cvt. Pfd., A..............       11/08/04       60,419,000       65,972,714
    4,423,071   Florida East Coast Industries Inc.............       10/03/75      108,943,491      239,845,448
    6,069,096   International Automotive Components Group
                 Brazil LLC...................................        4/13/06        6,104,947        6,069,096
      914,630   International Automotive Components Group
                 Japan LLC....................................        9/26/06        7,966,955        7,744,211
   24,597,076   International Automotive Components Group
                 LLC..........................................        1/12/06       24,597,076       24,597,076
    2,860,528   Kindred Healthcare Inc........................       12/12/01       34,247,209       80,791,323
                Kindred Healthcare Inc., options to purchase
                 (shares):
        7,640     Exercise price $23.75, expiration date,
                   7/17/11....................................        7/17/05               --           34,330
        2,292     Exercise price $26.00, expiration date,
                   1/01/12....................................        1/01/05               --            5,142
        1,714     Exercise price $9.07, expiration date,
                   1/01/13....................................        1/01/05               --           32,855
        1,136     Exercise price $25.99, expiration date,
                   1/01/14....................................        1/01/05               --            2,560
          473     Exercise price $27.90, expiration date,
                   1/10/15....................................        1/06/05               --           16,247
      124,040   NCB Warrant Holdings Ltd., A..................       12/16/05               --       20,032,460
      202,380   Olympus Re Holdings Ltd.......................       12/19/01       20,238,000          202,380
      199,566   PTV Inc., 10.00%, pfd., A.....................       12/07/01          598,698          588,720
       28,412   Security Capital European Realty..............        4/08/98        1,556,398          176,438
                                                                                                 ---------------
                TOTAL RESTRICTED SECURITIES (2.88% OF NET ASSETS) ............................   $  551,960,938
                                                                                                 ===============


62 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

4. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                      ACQUISITION
CONTRACTS       ISSUER                                                DATE           COST             VALUE
----------------------------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND
      365,293   AboveNet Inc..................................       10/02/01   $   18,245,559   $   11,192,578
          510   AboveNet Inc., options to purchase (shares)
                 exercise price $20.95, expiration date,
                 9/09/13......................................        4/17/06               --           11,347
       11,991   AboveNet Inc., wts., 9/08/08..................       10/02/01        1,490,986          278,191
       14,107   AboveNet Inc., wts., 9/08/10..................       10/02/01        1,600,719          282,140
       58,923   Anchor Resources LLC..........................        6/29/04               --               --
    1,008,199   DecisionOne Corp..............................        3/12/99          700,978          718,846
    1,150,241   DecisionOne Corp. 12.00%, 4/15/10.............        3/12/99        3,170,068        1,150,241
       11,087   Elephant Capital Holdings Ltd.................        8/29/03               --       26,857,320
        6,143   Esmark Inc....................................        7/28/06        6,509,253        5,711,422
       22,360   Esmark Inc., 8.00%, cvt. Pfd., A..............       11/08/04       22,360,000       24,415,331
    1,497,000   Florida East Coast Industries Inc.............       11/16/87       31,051,609       81,176,322
    2,814,856   Imagine Group Holdings Ltd....................        8/31/04       28,828,348       28,828,432
    1,982,308   International Automotive Components
                 Group Brazil LLC.............................        4/13/06        1,994,018        1,982,308
      255,232   International Automotive Components
                 Group Japan LLC..............................        9/26/06        2,223,218        2,161,060
    8,034,000   International Automotive Components
                 Group LLC....................................        1/12/06        8,034,000        8,034,000
    1,444,624   Kindred Healthcare Inc........................        4/28/99       17,191,448       40,801,238
                Kindred Healthcare Inc., options to purchase
                 (shares):
        3,876     Exercise price $23.75, expiration date,
                   7/17/11....................................        7/17/02               --           17,417
        1,164     Exercise price $26.00, expiration date,
                   1/01/12....................................        1/13/03               --            2,611
          870     Exercise price $9.07, expiration date,
                   1/01/13....................................        1/01/04               --           16,677
          576     Exercise price $25.99, expiration date,
                   1/01/14....................................        1/01/05               --            1,298
          240     Exercise price $27.90, expiration date,
                   1/10/15....................................        1/06/06               --            8,244
       53,490   NCB Warrant Holdings Ltd., A..................       12/16/05               --        8,638,635
       97,300   Olympus Re Holdings Ltd.......................       12/19/01        9,730,000           97,300
       92,938   PTV Inc., 10.00%, pfd., A.....................       12/07/01          278,814          274,167
       17,603   Security Capital European Realty..............        4/08/98          964,314          109,315
      394,800   Symetra Financial.............................        7/27/04       39,480,000       49,744,800
                                                                                                 ---------------
                TOTAL RESTRICTED SECURITIES (5.50% OF NET ASSETS) ............................   $  292,511,240
                                                                                                 ===============


                                        Quarterly Statements of Investments | 63

Franklin Mutual Series Fund Inc.

4. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                      ACQUISITION
CONTRACTS       ISSUER                                                DATE           COST             VALUE
----------------------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND
      439,477   AboveNet Inc..................................       10/02/01   $   20,497,153   $   13,465,575
          613   AboveNet Inc., options to purchase (shares),
                 exercise price $20.95, expiration date,
                 9/09/13......................................        4/17/06               --           13,639
       14,770   AboveNet Inc., wts., 9/08/08..................       10/02/01        1,836,931          342,664
       17,376   AboveNet Inc., wts., 9/08/10..................       10/02/01        1,972,095          347,520
       69,184   Anchor Resources LLC..........................        6/29/04               --               --
    1,142,353   DecisionOne Corp..............................        3/12/99          793,798          814,498
    1,303,295   DecisionOne Corp. 12.00%, 4/15/10.............        7/20/06        3,590,981        1,303,295
        7,869   Esmark Inc....................................        7/28/06        8,338,296        7,316,282
       28,644   Esmark Inc., 8.00%, cvt. pfd., A..............       11/08/04       28,644,000       31,276,956
       13,981   FE Capital Holdings Ltd.......................        8/29/03               --       33,868,953
    1,967,636   Florida East Coast Industries Inc.............        1/17/86       46,735,956      106,697,030
    2,387,711   International Automotive Components Group
                 Brazil LLC...................................        4/13/06        2,401,816        2,387,711
      313,454   International Automotive Components Group
                 Japan LLC....................................        9/26/06        2,730,365        2,654,028
    9,677,100   International Automotive Components Group
                 LLC..........................................        1/12/06        9,677,100        9,677,100
    1,639,289   Kindred Healthcare Inc........................        4/28/99       19,585,289       46,299,259
                Kindred Healthcare Inc., options to purchase
                 (shares):
        4,380     Exercise price $23.75, expiration date,
                   7/17/11....................................        7/17/02               --           19,682
        1,314     Exercise price $26.00, expiration date,
                   1/01/12....................................        1/13/03               --            2,948
          982     Exercise price $9.07, expiration date,
                   1/01/13....................................        1/01/04               --           18,823
          650     Exercise price $25.99, expiration date,
                   1/01/14....................................        1/01/05               --            1,465
          271     Exercise price $27.90, expiration date,
                   1/10/15....................................        1/06/06               --            9,309
       67,420   NCB Warrant Holdings Ltd., A..................       12/16/05               --       10,888,330
      106,700   Olympus Re Holdings Ltd.......................       12/19/01       10,670,000          106,700
       38,842   PMG LLC ......................................        3/22/04        2,718,920        7,146,876
      114,246   PTV Inc., 10.00%, pfd., A.....................        1/25/02          342,738          337,026
       20,244   Security Capital European Realty..............        4/08/98        1,108,993          125,715
      511,600   Symetra Financial.............................        7/27/04       51,160,000       64,461,600
                                                                                                 ---------------
                TOTAL RESTRICTED SECURITIES (5.20% OF NET ASSETS).............................   $  339,582,984
                                                                                                 ===============


64 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

4. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                      ACQUISITION
CONTRACTS       ISSUER                                                DATE           COST            VALUE
----------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
      332,512   AboveNet Inc..................................       10/02/01   $   15,655,782   $   10,188,168
          464   AboveNet Inc., options to purchase (shares),
                 exercise price $20.95, expiration date,
                 9/09/13......................................        4/14/06               --           10,324
       11,105   AboveNet Inc., wts., 9/08/08..................       10/02/01        1,437,838          257,636
       13,066   AboveNet Inc., wts., 9/08/10..................       10/02/01        1,768,651          261,320
       53,272   Anchor Resources LLC..........................        6/29/04               --               --
       66,860   Augsburg Re AG................................        5/25/06           66,860           62,848
      359,884   DecisionOne Corp..............................        9/28/99          273,004          256,597
      410,587   DecisionOne Corp. 12.00%, 4/15/10.............       10/29/99        1,195,735          410,587
        7,661   Esmark Inc....................................        7/28/06        8,117,891        7,122,891
       27,889   Esmark Inc., 8.00%, cvt. pfd., A..............       11/08/04       27,889,000       30,452,557
       11,589   FE Capital Holdings Ltd.......................        8/29/03               --       28,073,514
    2,247,600   Florida East Coast Industries Inc.............       12/29/95       67,070,841      121,878,358
    8,758,216   Hancock Discovery LLC.........................        3/06/97       11,432,279          275,884
    4,551,501   Imagine Group Holdings Ltd....................        8/31/04       46,614,197       46,614,334
    3,204,016   International Automotive Components
                 Group Brazil LLC.............................        4/13/06        3,222,943        3,204,016
      538,753   International Automotive Components
                 Group Japan LLC..............................        9/26/06        4,692,850        4,561,644
   12,985,525   International Automotive Components
                 Group LLC....................................        1/12/06       12,985,525       12,985,525
    1,135,557   Kindred Healthcare Inc........................       12/12/01       13,864,204       32,072,104
                Kindred Healthcare Inc., options to purchase
                 (shares):
        3,002     Exercise price $23.75, expiration date,
                   7/17/11....................................        7/17/05               --           13,489
          898     Exercise price $26.00, expiration date,
                   1/01/12....................................        1/01/05               --            2,015
          672     Exercise price $9.07, expiration date,
                   1/01/13....................................        1/01/05               --           12,881
          446     Exercise price $25.99, expiration date,
                   1/01/14....................................        1/01/05               --            1,005
          186     Exercise price $27.90, expiration date,
                   1/10/15....................................        1/06/05               --            6,389
       55,890   NCB Warrant Holdings Ltd., A..................       12/16/05               --        9,026,235
       47,160   Olympus Re Holdings Ltd.......................       12/19/01        4,716,000           47,160
       86,280   PTV Inc., 10.00%, pfd., A.....................       12/07/01          258,840          254,526
       14,787   Security Capital European Realty..............        4/08/98          810,051           91,827
          170   Torre Mayor Investments LP....................       10/28/02       14,065,434       14,620,000
                                                                                                 ---------------
                TOTAL RESTRICTED SECURITIES (2.86% OF NET ASSETS).............................   $  322,763,834
                                                                                                 ===============


                                        Quarterly Statements of Investments | 65

Franklin Mutual Series Fund Inc.

4. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT, SHARES,
WARRANTS AND                                                     ACQUISITION
CONTRACTS       ISSUER                                               DATE            COST             VALUE
----------------------------------------------------------------------------------------------------------------
MUTUAL EUROPEAN FUND
       83,713   AboveNet Inc..................................       10/02/01   $    4,201,538   $    2,564,966
          117   AboveNet Inc., options to purchase (shares),
                 exercise price $20.95, expiration date,
                 9/09/13......................................        4/17/06               --            2,603
        2,816   AboveNet Inc., wts., 9/08/08..................       10/02/01          348,479           65,331
        3,313   AboveNet Inc., wts., 9/08/10..................       10/02/01          373,672           66,260
       17,909   Augsburg Re AG................................        5/25/06           17,909           16,835
   14,000,000   Euro Wagon LP.................................       12/08/05       16,545,921       17,754,799
       16,080   Olympus Re Holdings Ltd.......................       12/19/01        1,608,000           16,080
       46,841   PTV Inc., 10.00%, pfd., A.....................        1/08/05          140,523          138,181
        5,281   Security Capital European Realty..............        4/08/98          289,278           32,795
                                                                                                 ---------------
                TOTAL RESTRICTED SECURITIES (0.98% OF NET ASSETS) ............................   $   20,657,850
                                                                                                 ===============

MUTUAL FINANCIAL SERVICES FUND
       10,745   Augsburg Re AG................................        5/25/06   $       10,745   $       10,100
        2,090   Elephant Capital Holdings Ltd.................        8/29/03               --        5,062,977
      551,589   Imagine Group Holdings Ltd....................        8/31/04        5,649,099        5,649,115
       10,590   NCB Warrant Holdings Ltd., A..................       12/16/05               --        1,710,285
        7,480   Olympus Re Holdings Ltd.......................       12/19/01          748,000            7,480
      117,300   Symetra Financial.............................        7/27/04       11,730,000       14,779,800
                                                                                                 ---------------
                TOTAL RESTRICTED SECURITIES (2.87% OF NET ASSETS) ............................   $   27,219,757
                                                                                                 ===============


66 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Funds for the year ended September 30, 2006 were as shown below.

---------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF SHARES/                                   NUMBER OF SHARES/
                                              WARRANTS/CONTRACTS/                                 WARRANTS/CONTRACTS/
                                               PRINCIPAL AMOUNT                                    PRINCIPAL AMOUNT
                                               HELD AT BEGINNING         GROSS        GROSS         HELD AT END OF
NAME OF ISSUER                                      OF YEAR            ADDITIONS    REDUCTIONS          PERIOD
---------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
NON-CONTROLLED AFFILIATES
AboveNet Inc. .............................          763,805                 --            --             763,805
AboveNet Inc., Contingent Distribution ....      106,869,000                 --            --         106,869,000
AboveNet Inc., options to purchase
 (shares), exercise price $20.95,
 expiration date, 9/09/13 .................               --              1,065            --               1,065
AboveNet Inc., wts., 9/08/08 ..............           25,659                 --            --              25,659
AboveNet Inc., wts., 9/08/10 ..............           30,186                 --            --              30,186
Alexander's Inc. ..........................          326,675                 --            --             326,675
Anchor Resources LLC ......................          123,013                 --            --             123,013
Centennial Bank Holdings Inc., 144A .......        3,845,467                 --            --           3,845,467
City Investing Company Liquidating Trust...        4,373,476                 --    (4,373,476)                 --
DecisionOne Corp. .........................        1,879,100                 --            --           1,879,100
DecisionOne Corp., 12.00%, 4/15/10 ........        2,039,765            104,075            --           2,143,840
Elephant Capital Holdings Ltd. ............           25,721                 --            --              25,721
Esmark Inc. ...............................               --             16,598            --              16,598
Esmark Inc., 8.00%, cvt. pfd., A ..........           60,419                 --            --              60,419
Federal Signal Corp. ......................        3,360,800                 --            --           3,360,800
FHC Delaware Inc. .........................          784,457                 --            --             784,457
Florida East Coast Industries Inc. ........        4,423,071                 --            --           4,423,071
International Automotive Components
 Group Brazil LLC .........................               --          6,069,096            --           6,069,096
International Automotive Components
 Group Japan LLC ..........................               --            914,630            --             914,630
International Automotive Components
 Group LLC ................................               --         24,597,076            --          24,597,076
Kindred Healthcare Inc. ...................        2,380,966          1,483,840    (1,004,278)          2,860,528
Kindred Healthcare Inc., options to
 purchase (shares):
  Exercise price $23.75, expiration date,
   7/17/11 ................................            7,640                 --            --               7,640
  Exercise price $26.00, expiration date,
   1/01/12 ................................            1,724                568            --               2,292
  Exercise price $9.07, expiration date,
   1/01/13 ................................            1,146                568            --               1,714
  Exercise price $25.99, expiration date,
   1/01/14 ................................              568                568            --               1,136
  Exercise price $27.90, expiration date,
   1/10/15 ................................               --                473            --                 473
Kindred Healthcare Inc., wts., Series A,
 4/20/06 ..................................          211,977                 --      (211,977)                 --
Kindred Healthcare Inc., wts., Series B,
 4/20/06 ..................................          529,943                 --      (529,943)                 --
Lancer Industries Inc., B .................                3                 --            (3)                 --

------------------------------------------------------------------------------------------------------------
                                                            VALUE AT
                                                             END OF         INVESTMENT     REALIZED CAPITAL
NAME OF ISSUER                                               PERIOD           INCOME         GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
NON-CONTROLLED AFFILIATES
AboveNet Inc. .............................             $   23,402,985     $        --     $             --
AboveNet Inc., Contingent Distribution ....                         --              --                   --
AboveNet Inc., options to purchase
 (shares), exercise price $20.95,
 expiration date, 9/09/13 .................                     23,696              --                   --
AboveNet Inc., wts., 9/08/08 ..............                    595,289              --                   --
AboveNet Inc., wts., 9/08/10 ..............                    603,720              --                   --
Alexander's Inc. ..........................                101,350,919              --                   --
Anchor Resources LLC ......................                         --              --
Centennial Bank Holdings Inc., 144A .......                 37,224,121              --                   --
City Investing Company Liquidating Trust...                         --              --              507,323
DecisionOne Corp. .........................                  1,339,798              --                   --
DecisionOne Corp., 12.00%, 4/15/10 ........                  2,143,840         186,500                   --
Elephant Capital Holdings Ltd. ............                 62,308,454              --                   --
Esmark Inc. ...............................                 15,432,156              --                   --
Esmark Inc., 8.00%, cvt. pfd., A ..........                 65,972,714       4,313,748                   --
Federal Signal Corp. ......................                 51,252,200         604,944                   --
FHC Delaware Inc. .........................                  2,804,591              --                   --
Florida East Coast Industries Inc. ........                239,845,448         884,614                   --
International Automotive Components
 Group Brazil LLC .........................                  6,069,096              --                   --
International Automotive Components
 Group Japan LLC ..........................                  7,744,211              --                   --
International Automotive Components
 Group LLC ................................                 24,597,076              --                   --
Kindred Healthcare Inc. ...................                 80,791,323              --            3,200,236
Kindred Healthcare Inc., options to
 purchase (shares):
  Exercise price $23.75, expiration date,..
   7/17/11 ............................. ..                     34,330              --                   --
  Exercise price $26.00, expiration date,..
   1/01/12 ................................                      5,142              --                   --
  Exercise price $9.07, expiration date,
   1/01/13 ................................                     32,855              --                   --
  Exercise price $25.99, expiration date,
   1/01/14 ............................. ..                      2,560              --                   --
  Exercise price $27.90, expiration date,
   1/10/15 ............................. ..                     16,247              --                   --
Kindred Healthcare Inc., wts., Series A,
 4/20/06 ..................................                         --              --                   --
Kindred Healthcare Inc., wts., Series B,
 4/20/06 ..................................                         --              --                   --
Lancer Industries Inc., B .................                         --              --            7,116,531


                                        Quarterly Statements of Investments | 67

Franklin Mutual Series Fund Inc.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF SHARES/                                   NUMBER OF SHARES/
                                              WARRANTS/CONTRACTS/                                 WARRANTS/CONTRACTS/
                                               PRINCIPAL AMOUNT                                    PRINCIPAL AMOUNT
                                               HELD AT BEGINNING         GROSS        GROSS         HELD AT END OF
NAME OF ISSUER                                      OF YEAR            ADDITIONS    REDUCTIONS          PERIOD
---------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND (CONTINUED)
NON-CONTROLLED AFFILIATES (CONTINUED)
MBOP Liquidating Trust ....................          574,712                 --      (574,712)                 --
OPTI Canada ...............................        9,481,276          5,296,145    (6,621,619)          8,155,802
TVMAX Holdings Inc. .......................          257,217                 --            --             257,217
TVMAX Holdings Inc., PIK, 11.50%,
 11/30/06 .................................          433,314            191,579      (158,430)            466,463
TVMAX Holdings Inc., PIK, 14.00%,
 11/30/06 .................................        1,203,322            134,463            --           1,337,785
White Mountains Insurance Group
 Inc. .....................................          740,448                 --            --             740,448

TOTAL NON-CONTROLLED AFFILIATES (6.39% OF NET ASSETS) ...........................................................

MUTUAL QUALIFIED FUND
NON-CONTROLLED AFFILIATES
DecisionOne Corp. .........................        1,008,199                 --            --           1,008,199
DecisionOne Corp., 12.00%, 4/15/10 ........        1,094,401             55,840            --           1,150,241
Elephant Capital Holdings Ltd. ............           11,087                 --            --              11,087
Esmark Inc. ...............................               --              6,143            --               6,143
Esmark Inc., 8.00%, cvt. pfd., A ..........           22,360                 --            --              22,360
Generale de Sante .........................        2,010,450          1,135,619            (1)          3,146,068
Imagine Group Holdings Ltd. ...............        2,814,856                 --            --           2,814,856
Insun ENT Co. Ltd. ........................          687,953                 --            --             687,953
ITLA Capital Corp. ........................          445,796                 --            --             445,796
Lancer Industries Inc., B .................                4                 --            (4)                 --
MBOP Liquidating Trust ....................          412,418                 --      (412,418)                 --
Saxon Capital Inc. ........................        2,663,585                 --    (2,663,585)                 --
State National Bancshares Inc. ............        1,375,000                 --            --           1,375,000
White River Capital Inc. ..................          549,751                 --            --             549,751

TOTAL NON-CONTROLLED AFFILIATES (5.34% OF NET ASSETS) ...........................................................

MUTUAL BEACON FUND
CONTROLLED AFFILIATES a
PMG LLC ...................................           48,890                 --       (10,048)             38,842

NON-CONTROLLED AFFILIATES
Anchor Resources LLC ......................           69,184                 --            --              69,184
DecisionOne Corp. .........................        1,142,353                 --            --           1,142,353
DecisionOne Corp., 12.00%, 4/15/10 ........        1,240,025             63,270            --           1,303,295
Esmark Inc. ...............................               --              7,869            --               7,869
Esmark Inc., 8.00%, cvt. pfd., A ..........           28,644                 --            --              28,644
Farmer Brothers. Co. ......................        1,033,896                 --            --           1,033,896
FE Capital Holdings Ltd. ..................           13,981                 --            --              13,981
FHC Delaware Inc. .........................          507,977                 --            --             507,977
Florida East Coast Industries, Inc. .......        1,967,636                 --            --           1,967,636

TOTAL NON-CONTROLLED AFFILIATES .................................................................................

TOTAL AFFILIATED SECURITIES (3.24% OF NET ASSETS) ...............................................................

------------------------------------------------------------------------------------------------------------------
                                                                  VALUE AT
                                                                   END OF        INVESTMENT      REALIZED CAPITAL
NAME OF ISSUER                                                     PERIOD          INCOME          GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND (CONTINUED)
NON-CONTROLLED AFFILIATES (CONTINUED)
MBOP Liquidating Trust ....................                   $           --     $        --       $     82,679
OPTI Canada ...............................                      130,668,029              --        133,392,940
TVMAX Holdings Inc. .......................                          257,217              --                 --
TVMAX Holdings Inc., PIK, 11.50%,
 11/30/06 .................................                          466,463          42,201                 --
TVMAX Holdings Inc., PIK, 14.00%,
 11/30/06 .................................                        1,337,785         132,483                 --
White Mountains Insurance Group
 Inc. .....................................                      367,973,038       4,442,688                 --
                                                              --------------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES (6.39% OF NET ASSETS) ....    $1,224,295,303     $10,607,178       $144,299,709
                                                              ==================================================

MUTUAL QUALIFIED FUND
NON-CONTROLLED AFFILIATES
DecisionOne Corp. .........................                   $      718,846     $        --       $         --
DecisionOne Corp., 12.00%, 4/15/10 ........                        1,150,241         100,064                 --
Elephant Capital Holdings Ltd. ............                       26,857,320              --                 --
Esmark Inc. ...............................                        5,711,422              --                 --
Esmark Inc., 8.00%, cvt. pfd., A ..........                       24,415,331       1,596,442                 --
Generale de Sante .........................                      106,808,104       1,199,614                (16)
Imagine Group Holdings Ltd. ...............                       28,828,432              --                 --
Insun ENT Co. Ltd. ........................                        6,383,331              --                 --
ITLA Capital Corp. ........................                       23,965,993         200,608                 --
Lancer Industries Inc., B .................                               --              --          8,372,094
MBOP Liquidating Trust ....................                               --              --             59,331
Saxon Capital Inc. ........................                               --              --         (8,462,294)
State National Bancshares Inc. ............                       49,624,437         275,000                 --
White River Capital Inc. ..................                        9,139,610              --                 --
                                                              --------------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES (5.34% OF NET ASSETS) ....    $  283,603,067     $ 3,371,728       $    (30,885)
                                                              ==================================================

MUTUAL BEACON FUND
CONTROLLED AFFILIATES a
PMG LLC ...................................                   $    7,146,876     $        --       $    602,894
                                                              --------------------------------------------------

NON-CONTROLLED AFFILIATES
Anchor Resources LLC ......................                   $           --     $        --       $         --
DecisionOne Corp. .........................                          814,498              --                 --
DecisionOne Corp., 12.00%, 4/15/10 ........                        1,303,295         113,378                 --
Esmark Inc. ...............................                        7,316,281              --                 --
Esmark Inc., 8.00%, cvt. pfd., A ..........                       31,276,956       2,045,102                 --
Farmer Brothers. Co. ......................                       21,236,224         325,677                 --
FE Capital Holdings Ltd. ..................                       33,868,953              --                 --
FHC Delaware Inc. .........................                        1,816,119              --                 --
Florida East Coast Industries, Inc. .......                      106,697,030         393,527                 --
                                                              --------------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES ........... ..............    $  204,329,356     $ 2,877,684       $         --
                                                              --------------------------------------------------
TOTAL AFFILIATED SECURITIES (3.24% OF NET ASSETS) ........    $  211,476,232     $ 2,877,684       $    602,894
                                                              ==================================================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.


68 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF SHARES/                                   NUMBER OF SHARES/
                                              WARRANTS/CONTRACTS/                                 WARRANTS/CONTRACTS/
                                               PRINCIPAL AMOUNT                                    PRINCIPAL AMOUNT
                                               HELD AT BEGINNING        GROSS         GROSS         HELD AT END OF
NAME OF ISSUER                                      OF YEAR           ADDITIONS    REDUCTIONS           PERIOD
---------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
CONTROLLED AFFILIATES a
Hancock Discovery LLC .....................        8,758,216                 --            --           8,758,216


NON-CONTROLLED AFFILIATES
Augsberg Re AG ............................               --             66,860            --              66,860
CSM NV ....................................        3,219,606            817,320            --           4,036,926
Esmark Inc. ...............................               --              7,661            --               7,661
Esmark Inc., 8.00%, cvt. pfd., A ..........           27,889                 --            --              27,889
Farmer Brothers Co. .......................          904,637                 --            --             904,637
FE Capital Holdings Ltd. ..................           11,589                 --            --              11,589
Florida East Coast Industries Inc. ........        2,247,600                 --            --           2,247,600
Gammon Lake Resources Inc. ................        4,402,100                 --      (186,861)          4,215,239
Imagine Group Holdings Ltd. ...............        4,551,501                 --            --           4,551,501
International Automotive Components
 Group Brazil LLC .........................               --          3,204,016            --           3,204,016
International Automotive Components
 Group Japan LLC ..........................               --            538,753            --             538,753
International Automotive Components
 Group LLC ................................               --         12,985,525            --          12,985,525
Potlatch Corp. ............................        2,580,250          1,002,070            --           3,582,320
Torre Mayor Investments LP ................              170                 --            --                 170

TOTAL NON-CONTROLLED AFFILIATES .................................................................................

TOTAL AFFILIATED SECURITIES (4.87% OF NET ASSETS) ...............................................................

------------------------------------------------------------------------------------------------------------
                                                            VALUE AT
                                                             END OF         INVESTMENT     REALIZED CAPITAL
NAME OF ISSUER                                               PERIOD           INCOME         GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
CONTROLLED AFFILIATES a
Hancock Discovery LLC .....................             $      275,884     $        --     $             --
                                                        ----------------------------------------------------

NON-CONTROLLED AFFILIATES
Augsberg Re AG ............................             $       62,848     $        --     $             --
CSM NV ....................................                128,502,695       3,441,407                   --
Esmark Inc. ...............................                  7,122,891              --                   --
Esmark Inc., 8.00%, cvt. pfd., A ..........                 30,452,557       1,991,197                   --
Farmer Brothers Co. .......................                 18,581,244         284,961                   --
FE Capital Holdings Ltd. ..................                 28,073,514              --                   --
Florida East Coast Industries Inc. ........                121,878,358         449,520                   --
Gammon Lake Resources Inc. ................                         -- b            --            1,115,271
Imagine Group Holdings Ltd. ...............                 46,614,334              --                   --
International Automotive Components
 Group Brazil LLC .........................                  3,204,016              --                   --
International Automotive Components
 Group Japan LLC ..........................                  4,561,644              --                   --
International Automotive Components
 Group LLC ................................                 12,985,525              --                   --
Potlatch Corp. ............................                132,904,072      44,278,624                   --
Torre Mayor Investments LP ................                 14,620,000              --                   --
                                                        ----------------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES ...........             $  549,563,698     $50,445,709     $      1,115,271
                                                        ----------------------------------------------------
TOTAL AFFILIATED SECURITIES (4.87% OF NET ASSETS)       $  549,839,582     $50,445,709     $      1,115,271
                                                        ====================================================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

b     As of September 30, 2006, no longer an affiliate.

MUTUAL EUROPEAN FUND
CONTROLLED AFFILIATES a
Euro Wagon LP .............................       14,000,000                 --            --          14,000,000

NON-CONTROLLED AFFILIATES
International Metal
 Enterprises Inc., 144A ...................        2,050,000                 --            --           2,050,000
International Metal
 Enterprises Inc., wts.,144A, 10/03/06 ....        4,100,000                 --            --           4,100,000
TOTAL NON-CONTROLLED AFFILIATES .................................................................................

TOTAL AFFILIATED SECURITIES (1.44% OF NET ASSETS) ...............................................................


MUTUAL EUROPEAN FUND
CONTROLLED AFFILIATES a
Euro Wagon LP ......................................    $   17,754,799     $        --     $             --
                                                        ----------------------------------------------------

NON-CONTROLLED AFFILIATES
International Metal
 Enterprises Inc., 144A ............................    $   11,070,000     $        --     $             --
International Metal
 Enterprises Inc., wts.,144A, 10/03/06 .............         1,640,000              --                   --
                                                        ----------------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES ....................    $   12,710,000     $        --     $             --
                                                        ----------------------------------------------------
TOTAL AFFILIATED SECURITIES (1.44% OF NET ASSETS)       $   30,464,799     $        --     $             --
                                                        ====================================================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
Integrated Alarm Systems ..................        1,277,700                 --            --         1,277,700
TOTAL NON-CONTROLLED AFFILIATES (0.53% OF NET ASSETS)

MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
Integrated Alarm Systems ..................             $    4,983,030     $        --     $             --
                                                        ----------------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES (0.53% OF NET ASSETS)


                                        Quarterly Statements of Investments | 69

Franklin Mutual Series Fund Inc.

6. UNFUNDED LOAN COMMITMENTS

The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At September 30, 2006, unfunded commitments were as follows:

--------------------------------------------------------------------------------
                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
--------------------------------------------------------------------------------
MUTUAL SHARES FUND
Owens Corning, Revolver, 6/26/02..................................   $2,944,601
TVMAX Holdings Inc., PIK, 14.00%, 11/30/06........................           57
                                                                     -----------
                                                                     $2,944,658
                                                                     ===========

MUTUAL QUALIFIED FUND
Owens Corning, Revolver, 6/26/02..................................   $1,140,262
TVMAX Holdings, Inc., PIK, 14.00%, 11/30/06.......................           26
                                                                     -----------
                                                                     $1,140,288
                                                                     ===========

MUTUAL BEACON FUND
Owens Corning, Revolver, 6/26/02..................................   $1,391,817
TVMAX Holdings, Inc., PIK, 14.00%, 11/30/06.......................           31
                                                                     -----------
                                                                     $1,391,848
                                                                     ===========

MUTUAL DISCOVERY FUND
Owens Corning, Revolver, 6/26/02..................................   $1,470,402
TVMAX Holdings, Inc., PIK, 14.00%, 11/30/06.......................           26
                                                                     -----------
                                                                     $1,470,428
                                                                     ===========

7. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers, LLC, the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At September 30, 2006, such individuals serve in one or more of these capacities for Kindred Health Care Inc., Abovenet Inc., Esmark Inc., and Orkla ASA. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

Directors or employees of Franklin Mutual Advisers, LLC, the Funds' Investment Manager, serve as members of various bondholders' steering committees, on credit committees, and represent the Funds in certain corporate restructuring negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Funds' Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


70 | Quarterly Statements of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30A-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUND INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006


By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 27, 2006